UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07655
Driehaus Mutual Funds
(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611
(Address of principal executive offices) (Zip code)
Janet L. McWilliams
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
(Name and address of agent for service)
Registrant's telephone number, including area code:
312-587-3800
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2026
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith
(b) Not Applicable

Driehaus Emerging Markets Growth Fund
Institutional Class/DIEMX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$ 47	0.83% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 5,085,811,838
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, finan cia
l information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Emerging Markets Growth Fund
Investor Class/DREGX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$ 60	1.06% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 5,085,811,838
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing perc en
tage of
to
tal

net a
ssets
of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Inform
a
tion
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Emerging Markets Small Cap
Growth Fund
DRESX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30, 2026
This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$ 66	1.24% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 161,645,665
Total number of portfolio holdings	86
Portfolio turnover rate as of the end of the reporting period (not annualized)	53%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net a
ss
ets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	6.7%
Hyosung Heavy Industries Corp.	2.9%
Vista Energy SAB de CV - ADR	2.3%
HPSP Co. Ltd.	2.3%
Orizon Valorizacao de Residuos SA	2.3%
Hitachi Energy India Ltd.	1.9%
Kinik Co.	1.9%
GE Vernova T&D India Ltd.	1.8%
Mega Union Technology, Inc.	1.7%
Aditya Infotech Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Global Fund
DMAGX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30,
2026
This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$ 41	0.75% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 89,917,657
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period (not annualized)	56%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - A	4.1%
NVIDIA Corp.	3.5%
Amazon.com, Inc.	3.5%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	3.1%
Ibiden Co. Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Eli Lilly & Co.	2.1%
Seagate Technology Holdings PLC	1.7%
Disco Corp.	1.6%
ASML Holding NV	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial inf orm
ation, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus International Small Cap Growth Fund
DRIOX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$ 58	1.12% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 311,165,267
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
AT&S Austria Technologie & Systemtechnik AG	3.5%
SigmaRoc PLC	2.1%
Smiths Group PLC	2.0%
Omron Corp.	2.0%
Resonac Holdings Corp.	2.0%
Azbil Corp.	1.8%
Seiko Group Corp.	1.7%
PVA TePla AG	1.6%
Senior PLC	1.6%
Asahi Intecc Co. Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus International Developed Equity Fund
DIDEX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$ 42	0.80% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 3,759,264
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period (not annualized)	50%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	6.2%
Infineon Technologies AG	4.3%
Northern Institutional Treasury Portfolio, 3.51%	3.6%
Tokyo Electron Ltd.	3.1%
Japan Tobacco, Inc.	2.9%
Ryohin Keikaku Co. Ltd.	2.9%
ICON PLC	2.6%
Cie Financiere Richemont SA - A	2.4%
Panasonic Holdings Corp.	2.4%
UBS Group AG	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Micro Cap Growth Fund
DMCRX
SEMI-ANNUAL SHAREHOLDER REPORT | June 30,
2026
This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$ 78	1.34% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 596,755,835
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period (not annualized)	59%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Definium Therapeutics, Inc.	2.4%
Praxis Precision Medicines, Inc.	2.1%
Spyre Therapeutics, Inc.	2.0%
Ultra Clean Holdings, Inc.	1.9%
Cardinal Infrastructure Group, Inc. - A	1.9%
CECO Environmental Corp.	1.7%
nLight, Inc.	1.6%
Xometry, Inc. - A	1.5%
Silicon Motion Technology Corp. - ADR	1.4%
Edgewise Therapeutics, Inc.	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Small Cap Growth Fund
Institutional Class/DNSMX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30, 2026
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$ 39	0.69% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 1,627,010,538
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-61
11.
DRIEHAUS MUTUAL FUNDS

Driehaus Small Cap Growth Fund
Investor Class/DVSMX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30, 2026
This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$ 50	0.90% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 1,627,010,538
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Informatio
n
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
DRIEHAUS MUTUAL FUNDS

Driehaus Small/Mid Cap Growth Fund
DSMDX
SEMI-ANNUAL SHAREHOLDER REPORT |
June
30, 2026
This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-6111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$ 44	0.80% *
*	Annualized.
Key Fund Statistics
Fund net assets	$ 115,852,810
Total number of portfolio holdings	115
Portfolio turnover rate as of the end of the reporting period (not annualized)	74%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Portfolio, 3.46%	4.2%
Astera Labs, Inc.	2.7%
Guardant Health, Inc.	2.1%
Praxis Precision Medicines, Inc.	1.8%
Comfort Systems USA, Inc.	1.8%
Carpenter Technology Corp.	1.8%
Curtiss-Wright Corp.	1.7%
Natera, Inc.	1.7%
Silicon Motion Technology Corp. - ADR	1.7%
Credo Technology Group Holding Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION
Availability of Additional Informati
on
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at
www.driehaus.com/fund-resources
. You can also request this information by contacting us at 1-800-560-61
11.
DRIEHAUS MUTUAL FUNDS

Item 2. Code of Ethics.

Not applicable to this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable to this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable to this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Financial Statements are attached herewith.

(b) The Financial Highlights are attached herewith.

Driehaus Mutual Funds
Trustees & Officers
Theodore J. Beck
Chairman of the Board
Christopher J. Towle
Trustee
Dawn M. Vroegop
Trustee
Elizabeth M. Forget
Trustee
Stephen T. Weber
President & Trustee
Robert M. Kurinsky
Vice President & Treasurer
Janet L. McWilliams
Chief Legal Officer &
Assistant Vice President
Anne Kochevar
Chief Compliance Officer &
Anti-Money Laundering
Compliance Officer
Tanya S. Tancheff
Secretary
Christina E. Algozine
Assistant Secretary
Malinda M. Sanborn
Assistant Treasurer
Investment Adviser
Driehaus Capital Management LLC
25 East Erie Street
Chicago, IL 60611
Distributor
Foreside Financial Services, LLC
Three Canal Plaza
Portland, ME 04101
Administrator, Custodian & Transfer Agent
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

Semi-Annual Financial Statements and Additional Information
June 30, 2026
Driehaus Emerging Markets Growth Fund
Driehaus Emerging Markets Small Cap Growth Fund
Driehaus Global Fund
Driehaus International Small Cap Growth Fund
Driehaus International Developed Equity Fund
Driehaus Micro Cap Growth Fund
Driehaus Small Cap Growth Fund
Driehaus Small/Mid Cap Growth Fund
Distributed by:
Foreside Financial Services, LLC
This report has been prepared for the shareholders of the Funds and is not an offer to sell or buy any Fund securities. Such offer is only made by the Funds' prospectus.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 94.33%
FAR EAST — 72.61%
Taiwan — 27.29%
ASE Technology Holding Co. Ltd.	6,090,000	$135,907,836
ASPEED Technology, Inc.	89,000	46,961,599
Chroma ATE, Inc.	696,000	48,367,451
Chunghwa Telecom Co. Ltd.	5,699,000	25,295,984
CTBC Financial Holding Co. Ltd.	39,282,000	88,051,000
Delta Electronics, Inc.	1,128,000	70,842,676
eMemory Technology, Inc.	353,000	33,249,392
Kaori Heat Treatment Co. Ltd.	495,000	24,511,126
Kinik Co.	1,844,000	44,782,384
Lotes Co. Ltd.	180,000	12,140,199
MediaTek, Inc.	558,000	76,035,714
Taiwan Semiconductor Manufacturing Co. Ltd.	6,308,400	497,671,450
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	391,471	186,954,806
Universal Microwave Technology, Inc.	459,486	19,796,286
Vanguard International Semiconductor Corp.	6,024,000	41,594,167
Wiwynn Corp.	241,000	35,600,430
		1,387,762,500
South Korea — 19.61%
APR Corp.	136,177	34,167,861
Doosan Co. Ltd.	9,495	9,302,843
Doosan Enerbility Co. Ltd. *	244,567	13,933,838
Hana Financial Group, Inc.	1,005,505	75,105,189
Hanwha Aerospace Co. Ltd.	28,336	18,338,523
Hyosung Heavy Industries Corp.	13,093	29,755,072
KT&G Corp.	286,457	31,526,103
Samsung Electronics Co. Ltd.	1,998,716	443,509,570
SK hynix, Inc.	193,646	341,704,351
		997,343,350
China — 13.88%
Advanced Micro-Fabrication Equipment, Inc. China - A	1,224,866	85,243,459
Alibaba Group Holding Ltd. - W	6,982,000	83,703,374
Anhui Yingliu Electromechanical Co. Ltd. - A	3,174,671	28,426,899
China International Capital Corp. Ltd. - H *	2,107,200	5,642,235
China Jushi Co. Ltd. - A	1,995,505	21,597,811
China Shenhua Energy Co. Ltd. - H	2,242,500	11,486,798
Contemporary Amperex Technology Co. Ltd. - A	1,182,194	68,720,428
Industrial & Commercial Bank of China Ltd. - H	69,774,000	57,318,350
NAURA Technology Group Co. Ltd. - A	405,688	53,206,627
Neway Valve Suzhou Co. Ltd. - A	2,970,981	22,117,407
Sieyuan Electric Co. Ltd. - A	1,124,784	28,790,361
	Shares, Principal Amount, or Number of Contracts	Value
Tencent Holdings Ltd.	2,575,145	$142,103,089
Weichai Power Co. Ltd. - H	9,414,000	41,295,293
WuXi AppTec Co. Ltd. - H [2,3]	2,845,800	56,021,095
		705,673,226
India — 7.86%
Adani Ports & Special Economic Zone Ltd.	3,095,835	59,303,612
Axis Bank Ltd.	3,092,819	44,017,511
Bharat Electronics Ltd.	4,483,762	19,541,784
Bharti Airtel Ltd.	835,360	16,364,073
BSE Ltd. *	1,550,179	63,469,065
GE Vernova T&D India Ltd.	283,676	14,880,262
GMR Airports Ltd. *	32,505,088	38,552,246
Hindustan Copper Ltd.	3,463,558	18,433,670
ICICI Bank Ltd. - SP ADR [1]	1,897,072	55,072,000
Reliance Industries Ltd.	1,648,190	22,577,923
State Bank of India	3,886,970	42,228,675
Varun Beverages Ltd.	1,016,657	5,465,777
		399,906,598
Hong Kong — 2.76%
AIA Group Ltd.	4,079,600	37,349,697
Hua Hong Grace Semiconductor Ltd. 2,3,*	747,000	20,751,308
Techtronic Industries Co. Ltd.	4,231,500	70,418,748
Zijin Gold International Co. Ltd. [3]	1,018,000	11,633,620
		140,153,373
Japan — 1.21%
Disco Corp.	38,600	20,081,028
Japan Tobacco, Inc.	279,800	10,324,479
Keyence Corp.	61,600	31,138,021
		61,543,528
Total FAR EAST (Cost $1,977,125,577)		3,692,382,575
SOUTH AMERICA — 6.92%
Brazil — 4.94%
Banco BTG Pactual SA *	2,462,300	25,923,717
Cia de Saneamento Basico do Estado de Sao Paulo SABESP *	11,118,198	63,987,305
Direcional Engenharia SA	7,162,552	19,313,625
Eneva SA *	3,803,600	19,709,490
NU Holdings Ltd. - A 1,*	3,311,324	44,239,289
PRIO SA *	3,036,900	30,737,854
Vale SA - SP ADR [1]	3,159,461	47,518,293
		251,429,573
Peru — 1.68%
Credicorp Ltd. [1]	219,223	85,404,896
Argentina — 0.30%
Grupo Financiero Galicia SA - ADR 1,*	301,874	15,102,756
Total SOUTH AMERICA (Cost $276,596,051)		351,937,225
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 6.59%
Mexico — 3.40%
Arca Continental SAB de CV	1,676,970	$20,053,636
Fomento Economico Mexicano SAB de CV - ADR [1]	385,393	49,291,765
Grupo Financiero Banorte SAB de CV - O	7,217,362	76,434,907
Vista Energy SAB de CV - ADR 1,*	425,484	27,145,879
		172,926,187
United States — 2.94%
Cadence Design Systems, Inc. *	131,077	49,195,820
MercadoLibre, Inc. *	17,412	29,554,955
Southern Copper Corp.	265,259	46,224,033
Tenaris SA - ADR	444,143	24,645,495
		149,620,303
Canada — 0.25%
Pan American Silver Corp. [1]	282,776	12,665,537
Total NORTH AMERICA (Cost $286,888,052)		335,212,027
EUROPE — 4.36%
Hungary — 1.77%
OTP Bank Nyrt.	608,425	89,868,042
Turkey — 0.77%
BIM Birlesik Magazalar A/S	5,013,365	39,322,089
Greece — 0.74%
National Bank of Greece SA	2,194,168	37,907,639
Austria — 0.52%
Erste Group Bank AG	196,951	26,359,518
Poland — 0.40%
Powszechny Zaklad Ubezpieczen SA	1,151,365	20,119,591
Switzerland — 0.16%
Coca-Cola HBC AG *	124,427	8,110,878
Russia — 0.00%
Polyus PJSC 1,*,^	637,510	—
Total EUROPE (Cost $142,451,663)		221,687,757
AFRICA — 2.49%
South Africa — 2.49%
Capitec Bank Holdings Ltd.	204,473	59,361,552
MTN Group Ltd.	4,832,867	67,308,438
		126,669,990
Total AFRICA (Cost $80,516,598)		126,669,990
MIDDLE EAST — 1.36%
Saudi Arabia — 0.71%
The Saudi National Bank	3,530,096	36,339,894
United Arab Emirates — 0.65%
Abu Dhabi Commercial Bank PJSC	2,743,515	10,809,477
Aldar Properties PJSC	4,353,624	9,824,226
	Shares, Principal Amount, or Number of Contracts	Value
Dubai Electricity & Water Authority PJSC	16,205,180	$12,270,688
		32,904,391
Total MIDDLE EAST (Cost $66,104,128)		69,244,285
Total COMMON STOCKS (Cost $2,829,682,069)		4,797,133,859
PREFERRED STOCKS — 0.69%
SOUTH AMERICA — 0.69%
Brazil — 0.41%
Itau Unibanco Holding SA - SP ADR, 4.00% [1,4]	2,535,003	20,710,974
Chile — 0.28%
Sociedad Quimica y Minera de Chile SA - SP ADR, 1.37% [1,4]	195,767	14,494,589
Total SOUTH AMERICA (Cost $22,269,113)		35,205,563
Total PREFERRED STOCKS (Cost $22,269,113)		35,205,563
SHORT TERM INVESTMENTS — 5.37%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [5] (Cost $273,237,025)	273,237,025	273,237,025

TOTAL INVESTMENTS (Cost $3,125,188,207)	100.39%	$5,105,576,447
Liabilities in Excess of Other Assets	(0.39)%	(19,764,609)
Net Assets	100.00%	$5,085,811,838

ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]
Security is exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. The total value of these securities is $76,772,403, which represents 2% of Net Assets (see
Note F in the Notes to Financial Statements).

[3]
Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2026, the value of restricted securities amounted to $88,406,023 or 2% of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost

Hua Hong Grace Semiconductor Ltd.	4/30/2026	10,856,601
WuXi AppTec Co. Ltd. - H	8/27/25-4/30/26	42,115,308
Zijin Gold International Co. Ltd.	2/23/26-4/1/26	27,695,391

[4]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[5]	7 day current yield as of June 30, 2026 is disclosed.
^
Security valued at fair value as determined in good faith by the
Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustees. The security is valued using significant unobservable inputs.

*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	94.33%
Preferred Stocks	0.69%
Short Term Investments	5.37%
Total Investments	100.39%
Liabilities In Excess of Other Assets	(0.39)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	72.61%
North America	11.96%
South America	7.61%
Europe	4.36%
Africa	2.49%
Middle East	1.36%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	0.74%
Banks	17.00%
Beverages	1.64%
Broadline Retail	2.23%
Capital Markets	1.87%
Chemicals	0.28%
Construction Materials	0.42%
Consumer Staples Distribution & Retail	0.77%
Diversified Telecommunication Services	0.50%
Electrical Equipment	3.07%
Electronic Equipment, Instruments & Components	3.58%
Energy Equipment & Services	0.48%
Household Durables	0.38%
Independent Power and Renewable Electricity Producers	0.39%
Industrial Conglomerates	0.18%
Insurance	1.13%
Interactive Media & Services	2.79%
Industry	Percent of Net Assets
Life Sciences Tools & Services	1.10%
Machinery	4.55%
Metals & Mining	2.68%
Money Market Fund	5.37%
Multi-Utilities	0.24%
Oil, Gas & Consumable Fuels	1.80%
Personal Care Products	0.67%
Real Estate Management & Development	0.20%
Semiconductors & Semiconductor Equipment	30.29%
Software	0.97%
Technology Hardware, Storage & Peripherals	9.42%
Tobacco	0.82%
Transportation Infrastructure	1.93%
Water Utilities	1.26%
Wireless Telecommunication Services	1.64%
Liabilities In Excess of Other Assets	(0.39)%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.76%
FAR EAST — 68.65%
India — 21.58%
Aditya Infotech Ltd. *	71,062	$2,743,216
Anand Rathi Wealth Ltd.	121,650	2,542,920
Angel One Ltd.	578,099	2,024,278
Apollo Micro Systems Ltd.	370,559	1,667,076
Azad Engineering Ltd. *	122,376	2,662,502
Data Patterns India Ltd.	41,294	1,968,164
Fortis Healthcare Ltd.	170,885	1,729,083
GE Vernova T&D India Ltd.	56,349	2,955,794
GMR Airports Ltd. *	1,723,557	2,044,203
Hindustan Copper Ltd.	459,124	2,443,540
Hitachi Energy India Ltd.	8,397	3,106,486
Nuvama Wealth Management Ltd.	95,485	1,824,903
Quality Power Electrical Equipments Ltd.	152,522	1,973,440
Radico Khaitan Ltd.	63,935	2,670,158
Strides Pharma Science Ltd.	124,189	1,433,766
UNO Minda Ltd.	95,248	1,096,968
		34,886,497
Taiwan — 18.15%
Acter Group Corp. Ltd.	55,000	2,268,197
Advanced Echem Materials Co. Ltd.	27,000	754,823
Alchip Technologies Ltd.	15,000	2,008,954
ASPEED Technology, Inc.	4,000	2,110,634
Co-Tech Development Corp.	96,000	1,856,608
Evergreen Aviation Technologies Corp.	447,000	2,618,961
Kaori Heat Treatment Co. Ltd.	52,688	2,608,974
Kinik Co.	126,000	3,059,968
LandMark Optoelectronics Corp.	24,000	1,580,002
Mega Union Technology, Inc.	90,000	2,783,792
Powertech Technology, Inc.	236,000	2,551,755
Sinbon Electronics Co. Ltd.	148,000	1,544,018
Syntec Technology Co. Ltd.	30,000	1,923,454
Universal Microwave Technology, Inc.	38,716	1,668,022
		29,338,162
South Korea — 13.24%
APR Corp.	7,951	1,994,967
Doosan Bobcat, Inc.	42,581	1,722,386
HD Hyundai Marine Solution Co. Ltd.	12,770	1,871,244
HPSP Co. Ltd.	105,452	3,736,134
Hyosung Heavy Industries Corp.	2,070	4,704,269
Hyundai Elevator Co. Ltd.	33,396	1,545,519
ISC Co. Ltd.	12,729	1,525,035
L&F Co. Ltd. *	17,624	1,286,558
LIG Defense&Aerospace Co. Ltd.	1,618	754,406
Tokai Carbon Korea Co. Ltd.	12,601	2,261,395
		21,401,913
	Shares, Principal Amount, or Number of Contracts	Value
China — 9.95%
Anhui Yingliu Electromechanical Co. Ltd. - A	248,300	$2,223,348
CALB Group Co. Ltd. 1,2,*	379,500	1,139,492
CGN Mining Co. Ltd.	4,655,000	1,460,472
China National Building Material Co. Ltd. - H	1,376,000	941,335
GDS Holdings Ltd. - ADR 3,*	59,063	1,773,661
Henan Pinggao Electric Co. Ltd. - A	627,400	1,639,474
Hesai Group - ADR 3,*	53,567	975,991
Neway Valve Suzhou Co. Ltd. - A	227,600	1,694,364
SICC Co. Ltd. - H 2,*	64,500	841,350
Sunresin New Materials Co. Ltd. - A	202,200	1,760,878
Vnet Group, Inc. - ADR 3,*	104,394	839,328
Xinyi Glass Holdings Ltd.	733,000	798,870
		16,088,563
Vietnam — 1.78%
Asia Commercial Bank JSC	1,952,414	1,686,184
Gemadept Group Corp.	423,000	1,186,395
		2,872,579
Singapore — 1.48%
BOC Aviation Ltd. [1,2]	230,200	2,393,512
Australia — 1.42%
Lynas Rare Earths Ltd. *	182,803	2,293,787
Uzbekistan — 0.65%
National Investment Fund of the Republic of Uzbekistan JSC - GDR 1,2,3,4,*	33,333	1,053,323
Hong Kong — 0.40%
Jiaxin International Resources Investment Ltd. 2,*	86,800	636,982
Total FAR EAST (Cost $86,856,489)		110,965,318
NORTH AMERICA — 8.74%
Mexico — 4.99%
BBB Foods, Inc. - A 3,*	56,156	2,340,021
Prologis Property Mexico SA de CV	450,569	1,945,273
Vista Energy SAB de CV - ADR 3,*	59,186	3,776,066
		8,061,360
Canada — 1.48%
Almonty Industries, Inc. 3,*	84,710	1,402,797
Alphamin Resources Corp.	939,875	987,424
		2,390,221
Panama — 1.15%
Copa Holdings SA - A [3]	11,999	1,866,685
United States — 1.12%
Aura Minerals, Inc.	28,886	1,818,374
Total NORTH AMERICA (Cost $10,723,848)		14,136,640
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
EUROPE — 7.17%
Greece — 2.53%
GEK TERNA SA	35,775	$1,801,024
Public Power Corp. SA	86,847	2,284,794
		4,085,818
Poland — 1.29%
Budimex SA	10,600	2,081,312
Turkey — 1.16%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A/S	176,087	1,046,156
MLP Saglik Hizmetleri A/S 1,*	90,243	832,719
		1,878,875
Switzerland — 1.00%
Lithium Argentina AG 3,*	194,911	1,611,914
Spain — 0.64%
Grenergy Renovables SA *	7,996	1,045,936
United Kingdom — 0.55%
Hochschild Mining PLC	144,349	886,728
Total EUROPE (Cost $10,424,751)		11,590,583
SOUTH AMERICA — 6.60%
Brazil — 4.46%
Cia de Saneamento de Minas Gerais Copasa MG	102,000	1,180,183
Moura Dubeux Engenharia S/A	246,900	1,396,085
Orizon Valorizacao de Residuos SA *	236,000	3,626,655
PRIO SA *	100,300	1,015,182
		7,218,105
Peru — 1.57%
Intercorp Financial Services, Inc. [3]	44,559	2,538,081
Argentina — 0.57%
Pampa Energia SA - SP ADR 3,*	11,148	915,585
Total SOUTH AMERICA (Cost $5,999,394)		10,671,771
AFRICA — 2.93%
South Africa — 1.97%
Growthpoint Properties Ltd.	2,425,963	2,560,456
Impala Platinum Holdings Ltd.	59,712	627,321
		3,187,777
Cameroon — 0.96%
Golar LNG Ltd. [3]	31,187	1,554,360
Total AFRICA (Cost $3,747,717)		4,742,137
MIDDLE EAST — 1.67%
Saudi Arabia — 0.95%
East Pipes Integrated Co. for Industry	26,298	1,539,860
	Shares, Principal Amount, or Number of Contracts	Value
United Arab Emirates — 0.72%
Emirates Central Cooling Systems Corp.	2,603,336	$1,156,331
Total MIDDLE EAST (Cost $2,278,478)		2,696,191
Total COMMON STOCKS (Cost $120,030,677)		154,802,640
PREFERRED STOCKS — 0.51%
SOUTH AMERICA — 0.51%
Brazil — 0.51%
Bradespar SA, 0.95% [5]	192,900	822,823
Total SOUTH AMERICA (Cost $575,680)		822,823
Total PREFERRED STOCKS (Cost $575,680)		822,823
SHORT TERM INVESTMENTS — 6.65%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [6] (Cost $10,746,327)	10,746,327	10,746,327

TOTAL INVESTMENTS (Cost $131,352,684)	102.92%	$166,371,790
Liabilities in Excess of Other Assets	(2.92)%	(4,726,125)
Net Assets	100.00%	$161,645,665

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]
Security is exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. The total value of these securities is $5,419,046, which represents 3% of Net Assets (see
Note F in the Notes to Financial Statements).

[2]
Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2026, the value of restricted securities amounted to $6,064,659 or 4% of net assets.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Restricted Security	Acquisition Date	Acquisition Cost

BOC Aviation Ltd.	5/29/25-6/12/25	1,870,604
CALB Group Co. Ltd.	4/16/26-5/4/26	1,789,931
Jiaxin International Resources Investment Ltd.	1/27/26-2/20/26	942,289
National Investment Fund of the Republic of Uzbekistan JSC - GDR	5/13/2026	833,325
SICC Co. Ltd. - H	6/4/2026	853,878

[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[6]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	95.76%
Preferred Stocks	0.51%
Short Term Investments	6.65%
Total Investments	102.92%
Liabilities In Excess of Other Assets	(2.92)%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Far East	68.65%
North America	15.39%
Europe	7.17%
South America	7.11%
Africa	2.93%
Middle East	1.67%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	4.34%
Automobile Components	1.99%
Banks	2.61%
Beverages	1.65%
Building Products	0.49%
Capital Markets	3.95%
Chemicals	1.09%
Commercial Services & Supplies	3.40%
Construction & Engineering	3.81%
Construction Materials	0.58%
Consumer Staples Distribution & Retail	1.45%
Diversified Real Estate Investment Trusts	1.58%
Electric Utilities	1.98%
Electrical Equipment	10.34%
Electronic Equipment, Instruments & Components	4.84%
Financial Services	0.65%
Health Care Providers & Services	1.58%
Independent Power and Renewable Electricity Producers	0.64%
Industry	Percent of Net Assets
Industrial Real Estate Investment Trusts	1.20%
IT Services	1.62%
Machinery	12.51%
Metals & Mining	9.33%
Money Market Fund	6.65%
Oil, Gas & Consumable Fuels	4.83%
Passenger Airlines	1.15%
Personal Care Products	1.23%
Pharmaceuticals	0.89%
Real Estate Management & Development	0.86%
Semiconductors & Semiconductor Equipment	10.75%
Trading Companies & Distributors	1.48%
Transportation Infrastructure	2.00%
Water Utilities	1.45%
Liabilities In Excess of Other Assets	(2.92)%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 95.86%
NORTH AMERICA — 55.24%
United States — 52.02%
Affirm Holdings, Inc. *	11,258	$918,090
Align Technology, Inc. *	2,243	378,304
Alphabet, Inc. - A	10,273	3,671,262
Amazon.com, Inc. *	13,239	3,155,383
Amkor Technology, Inc.	4,657	401,573
Apple, Inc.	4,029	1,165,831
Aramark	11,363	646,555
Bloom Energy Corp. - A *	1,872	566,654
Cadence Design Systems, Inc. *	1,926	722,866
Casey's General Stores, Inc.	992	788,432
CF Industries Holdings, Inc.	1,911	206,885
Cognex Corp.	14,166	1,025,902
Coherent Corp. *	1,716	676,911
Colgate-Palmolive Co.	10,565	968,599
Corteva, Inc.	4,254	360,271
Cummins, Inc.	827	589,825
Curtiss-Wright Corp.	1,017	770,642
Eli Lilly & Co.	1,528	1,832,729
Enphase Energy, Inc. *	6,799	334,783
EQT Corp.	8,045	427,753
Equinix, Inc.	614	640,027
Exxon Mobil Corp.	8,601	1,175,929
FirstCash Holdings, Inc.	2,009	434,587
Forgent Power Solutions, Inc. - A *	10,011	559,214
Guardant Health, Inc. *	4,736	710,542
Intel Corp. *	5,798	809,575
JPMorgan Chase & Co.	3,034	993,119
Keysight Technologies, Inc. *	2,151	753,001
Lam Research Corp.	2,663	1,153,958
Marvell Technology, Inc.	4,413	1,314,589
Merck & Co., Inc.	4,287	550,880
Microsoft Corp.	2,910	1,085,488
MSCI, Inc.	961	538,198
Natera, Inc. *	2,762	749,745
NVIDIA Corp.	15,853	3,172,027
Prologis, Inc.	2,560	346,803
Quanta Services, Inc.	1,574	1,133,343
SharkNinja, Inc. *	6,471	985,339
Snowflake, Inc. *	3,604	917,218
Southern Copper Corp.	5,818	1,013,845
Spotify Technology SA *	1,841	845,258
Take-Two Interactive Software, Inc. *	3,982	995,420
Tapestry, Inc.	4,796	702,038
Teradyne, Inc.	1,175	568,512
The Coca-Cola Co.	14,687	1,193,612
Truist Financial Corp.	10,943	545,180
Union Pacific Corp.	2,981	810,832
Valero Energy Corp.	4,008	1,043,844
Walmart, Inc.	5,114	579,212
	Shares, Principal Amount, or Number of Contracts	Value
Welltower, Inc.	3,734	$847,506
		46,778,091
Canada — 1.81%
Cameco Corp. [1]	4,348	442,887
Definium Therapeutics, Inc. 1,*	10,152	477,550
Xenon Pharmaceuticals, Inc. 1,*	11,713	706,997
		1,627,434
Mexico — 0.78%
Grupo Financiero Banorte SAB de CV - O	66,500	704,263
Puerto Rico — 0.63%
Popular, Inc. [1]	3,453	566,914
Total NORTH AMERICA (Cost $32,995,462)		49,676,702
EUROPE — 19.72%
United Kingdom — 6.63%
ARM Holdings PLC - ADR 1,*	1,433	508,099
AstraZeneca PLC [1]	3,966	752,033
Barclays PLC	135,529	908,180
British American Tobacco PLC	15,116	935,423
Rolls-Royce Holdings PLC	41,869	802,614
Shell PLC	29,719	1,151,098
Standard Chartered PLC	13,945	377,108
Unilever PLC	8,667	520,606
		5,955,161
Ireland — 2.73%
Linde PLC [1]	1,721	893,096
Seagate Technology Holdings PLC [1]	1,619	1,562,335
		2,455,431
Germany — 2.21%
AIXTRON SE	21,341	1,289,509
Siemens Energy AG	3,672	700,036
		1,989,545
Switzerland — 1.80%
Huber + Suhner AG	2,521	699,311
UBS Group AG	18,576	920,647
		1,619,958
Netherlands — 1.61%
ASML Holding NV	732	1,449,489
Austria — 1.02%
ams-OSRAM AG *	21,302	461,988
Erste Group Bank AG	3,410	456,388
		918,376
Spain — 0.91%
CaixaBank SA	57,813	819,104
France — 0.86%
Carrefour SA	24,715	458,833
Dassault Aviation SA	951	312,388
		771,221
Italy — 0.75%
UniCredit SpA	7,536	675,367
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Sweden — 0.64%
Epiroc AB - A	20,787	$570,328
Finland — 0.56%
Amer Sports, Inc. 1,*	14,941	505,603
Total EUROPE (Cost $12,050,373)		17,729,583
FAR EAST — 19.57%
Japan — 10.52%
Asics Corp.	17,100	465,098
Disco Corp.	2,800	1,456,655
Hoya Corp.	3,500	564,555
Ibiden Co. Ltd.	16,400	2,476,094
Japan Tobacco, Inc.	9,600	354,235
Keyence Corp.	1,100	556,036
Kioxia Holdings Corp. *	1,100	639,353
Mitsubishi UFJ Financial Group, Inc.	34,200	681,364
Omron Corp.	24,200	874,588
Panasonic Holdings Corp.	49,600	1,395,416
		9,463,394
Taiwan — 4.17%
Alchip Technologies Ltd.	5,000	669,651
MediaTek, Inc.	8,000	1,090,118
Taiwan Semiconductor Manufacturing Co. Ltd.	25,168	1,985,511
		3,745,280
China — 1.22%
Contemporary Amperex Technology Co. Ltd. - A	15,300	889,382
SICC Co. Ltd. - H 2,*	15,700	204,794
		1,094,176
Australia — 0.97%
BHP Group Ltd.	21,258	875,636
India — 0.81%
ICICI Bank Ltd. - SP ADR [1]	25,117	729,146
Hong Kong — 0.68%
Techtronic Industries Co. Ltd.	36,500	607,417
Singapore — 0.63%
Singapore Technologies Engineering Ltd.	69,800	562,193
South Korea — 0.34%
HPSP Co. Ltd.	8,708	308,522
Uzbekistan — 0.23%
National Investment Fund of the Republic of Uzbekistan JSC - GDR 1,2,3,4,*	6,667	210,677
Total FAR EAST (Cost $11,489,659)		17,596,441
	Shares, Principal Amount, or Number of Contracts	Value
SOUTH AMERICA — 1.33%
Peru — 1.33%
Credicorp Ltd. [1]	3,063	$1,193,283
Total SOUTH AMERICA (Cost $645,174)		1,193,283
Total COMMON STOCKS (Cost $57,180,668)		86,196,009
PREFERRED STOCKS — 0.40%
SOUTH AMERICA — 0.40%
Chile — 0.40%
Sociedad Quimica y Minera de Chile SA - SP ADR, 1.37% [1,5]	4,919	364,203
Total SOUTH AMERICA (Cost $255,019)		364,203
Total PREFERRED STOCKS (Cost $255,019)		364,203
SHORT TERM INVESTMENTS — 3.12%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [6] (Cost $2,803,622)	2,803,622	2,803,622

TOTAL INVESTMENTS (Cost $60,239,309)	99.38%	$89,363,834
Other Assets In Excess of Liabilities	0.62%	553,823
Net Assets	100.00%	$89,917,657

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]
Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2026, the value of restricted securities amounted to $415,471 or 0% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

National Investment Fund of the Republic of Uzbekistan JSC - GDR	5/13/2026	166,675
SICC Co. Ltd. - H	5/27/2026	254,314

[3]
Security is exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. The total value of these securities is $210,677, which represents 0% of Net Assets (see
Note F in the Notes to Financial Statements).

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2026 (unaudited)

[4]	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by Driehaus Capital Management LLC (the “Adviser”), investment adviser to the Fund.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[6]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	95.86%
Preferred Stocks	0.40%
Short Term Investments	3.12%
Total Investments	99.38%
Other Assets In Excess of Liabilities	0.62%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
North America	58.36%
Europe	19.72%
Far East	19.57%
South America	1.73%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.73%
Banks	9.62%
Beverages	1.33%
Biotechnology	1.62%
Broadline Retail	3.51%
Capital Markets	1.62%
Chemicals	2.02%
Construction & Engineering	1.26%
Consumer Finance	0.48%
Consumer Staples Distribution & Retail	2.03%
Electrical Equipment	3.80%
Electronic Equipment, Instruments & Components	7.07%
Entertainment	2.05%
Financial Services	1.25%
Ground Transportation	0.90%
Health Care Equipment & Supplies	1.05%
Health Care Providers & Services	0.79%
Health Care REITs	0.94%
Hotels, Restaurants & Leisure	0.72%
Household Durables	2.65%
Industry	Percent of Net Assets
Household Products	1.08%
Industrial Real Estate Investment Trusts	0.38%
Interactive Media & Services	4.08%
IT Services	1.02%
Machinery	1.98%
Metals & Mining	2.10%
Money Market Fund	3.12%
Oil, Gas & Consumable Fuels	4.72%
Personal Care Products	0.58%
Pharmaceuticals	4.02%
Semiconductors & Semiconductor Equipment	19.81%
Software	2.01%
Specialized Real Estate Investment Trusts	0.71%
Technology Hardware, Storage & Peripherals	3.04%
Textiles, Apparel & Luxury Goods	1.86%
Tobacco	1.43%
Other Assets In Excess of Liabilities	0.62%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.69%
EUROPE — 50.41%
United Kingdom — 16.69%
Convatec Group PLC [1,2]	911,573	$2,599,626
Cranswick PLC	38,259	2,791,176
Filtronic PLC *	445,507	1,642,785
Games Workshop Group PLC	5,034	1,442,469
Genus PLC	51,879	1,477,475
IG Group Holdings PLC	172,683	4,164,227
Kier Group PLC	997,362	2,889,017
LivaNova PLC 3,*	52,905	4,350,378
Oxford Instruments PLC	40,076	1,620,281
RS GROUP PLC	369,533	2,852,422
Senior PLC	1,290,662	4,933,524
SigmaRoc PLC *	3,895,217	6,610,356
Smiths Group PLC	186,122	6,322,515
Spirax Group PLC	44,360	4,024,503
Trustpilot Group PLC 1,2,*	457,023	1,573,768
Zegona Communications PLC	125,275	2,646,928
		51,941,450
Germany — 6.81%
AIXTRON SE	64,655	3,906,716
Brenntag SE	41,053	2,496,323
Elmos Semiconductor SE	17,018	3,525,583
PVA TePla AG *	98,012	5,070,630
Salzgitter AG	59,357	3,073,870
Siltronic AG *	15,763	1,472,748
Verbio SE *	48,920	1,662,627
		21,208,497
Switzerland — 5.24%
Belimo Holding AG	3,787	4,258,019
dormakaba Holding AG	60,927	3,936,630
Huber + Suhner AG	14,225	3,945,932
PolyPeptide Group AG 1,2,*	32,665	1,899,949
Tecan Group AG	11,272	2,254,467
		16,294,997
Austria — 5.18%
AT&S Austria Technologie & Systemtechnik AG *	45,214	10,927,178
DO & CO AG	14,708	3,649,024
Vienna Insurance Group AG Wiener Versicherung Gruppe	20,963	1,544,426
		16,120,628
Netherlands — 3.21%
Aalberts NV	70,653	3,154,428
Koninklijke BAM Groep NV	206,696	2,899,609
Pepco Group NV [2]	405,180	3,922,937
		9,976,974
Ireland — 3.18%
Cairn Homes PLC	1,203,571	3,397,491
Glanbia PLC	146,572	4,098,965
Greencore Group PLC	913,035	2,408,869
		9,905,325
	Shares, Principal Amount, or Number of Contracts	Value
Denmark — 2.47%
ALK-Abello A/S	44,274	$1,656,005
Demant A/S *	65,234	2,679,453
Dfds A/S *	61,175	1,049,913
Netcompany Group A/S 1,2,*	50,134	2,294,029
		7,679,400
Finland — 2.01%
Metso OYJ	185,191	3,220,290
Outokumpu OYJ	241,812	1,392,600
Puuilo OYJ	79,648	1,635,236
		6,248,126
Italy — 1.82%
Lottomatica Group Spa [2]	49,391	1,370,342
Saipem SpA	852,557	4,286,226
		5,656,568
Sweden — 1.40%
Hexatronic Group AB *	586,280	2,387,800
Ovzon AB *	435,558	1,982,216
		4,370,016
Spain — 1.39%
Fluidra SA	77,346	1,750,342
Tecnicas Reunidas SA *	77,654	2,566,630
		4,316,972
Belgium — 0.53%
X-Fab Silicon Foundries SE 1,2,*	181,938	1,645,389
Greece — 0.48%
Optima bank SA	130,735	1,495,549
Total EUROPE (Cost $118,853,192)		156,859,891
FAR EAST — 35.15%
Japan — 19.98%
Asahi Intecc Co. Ltd.	205,300	4,813,482
Azbil Corp.	530,800	5,652,833
BayCurrent, Inc.	29,000	1,082,349
Daifuku Co. Ltd.	81,100	3,592,734
Food & Life Cos. Ltd.	134,800	4,065,861
Fukuoka Financial Group, Inc.	32,400	1,374,483
Katitas Co. Ltd.	145,800	2,984,416
Lion Corp.	133,700	1,410,681
Nextage Co. Ltd.	114,600	2,897,094
NHK Spring Co. Ltd.	129,000	3,135,152
Nichias Corp.	163,690	4,017,296
Omron Corp.	170,200	6,151,028
Resonac Holdings Corp.	54,200	6,029,118
Seiko Group Corp.	106,100	5,333,513
Seria Co. Ltd.	55,200	1,236,181
SKY Perfect JSAT Holdings, Inc.	112,700	1,878,927
Toyoda Gosei Co. Ltd.	66,200	2,099,327
Yaskawa Electric Corp.	100,500	4,432,848
		62,187,323
Australia — 4.42%
Catapult Sports Ltd. *	492,672	1,055,504
Imdex Ltd.	498,242	1,419,786
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Mineral Resources Ltd. *	87,529	$3,790,400
NRW Holdings Ltd.	333,245	1,726,879
Orica Ltd.	164,212	2,693,025
Superloop Ltd. *	1,343,284	3,072,546
		13,758,140
India — 4.21%
Azad Engineering Ltd. *	33,266	723,759
GE Vernova T&D India Ltd.	38,422	2,015,431
Hitachi Energy India Ltd.	6,474	2,395,068
MTAR Technologies Ltd. *	24,399	1,971,838
RR Kabel Ltd.	64,804	1,644,473
Thanga Mayil Jewellery Ltd.	37,269	2,521,568
The Indian Hotels Co. Ltd.	241,713	1,827,321
		13,099,458
South Korea — 3.63%
Hankook Tire & Technology Co. Ltd.	29,947	1,208,047
Hotel Shilla Co. Ltd. *	17,715	542,463
HPSP Co. Ltd.	41,447	1,468,455
Iljin Electric Co. Ltd.	26,122	1,312,221
KT Corp.	68,791	2,353,350
LEENO Industrial, Inc.	29,559	1,628,946
LS Corp.	5,143	1,238,803
Shinsegae, Inc.	3,156	1,555,774
		11,308,059
Taiwan — 2.19%
Dynapack International Technology Corp.	141,000	1,867,908
Lotes Co. Ltd.	36,000	2,428,040
Wiwynn Corp.	17,000	2,511,234
		6,807,182
China — 0.72%
China National Building Material Co. Ltd. - H	3,258,000	2,228,830
Total FAR EAST (Cost $80,901,262)		109,388,992
NORTH AMERICA — 11.97%
Canada — 10.75%
Aritzia, Inc. *	35,600	3,925,601
Bird Construction, Inc.	74,800	3,413,928
Capstone Copper Corp. *	180,600	1,659,241
G Mining Ventures Corp. *	42,900	1,256,222
IAMGOLD Corp. 3,*	81,600	1,295,129
IMAX Corp. 3,*	41,919	1,670,891
Kinaxis, Inc. *	21,911	2,352,468
Maple Leaf Foods, Inc.	158,400	3,407,569
Mullen Group Ltd.	167,300	2,564,500
NFI Group, Inc. *	241,500	4,056,076
Precision Drilling Corp. *	18,600	1,428,459
Sprott, Inc.	8,800	991,532
Tenaz Energy Corp. *	45,200	1,474,000
Xenon Pharmaceuticals, Inc. 3,*	65,350	3,944,526
		33,440,142
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 1.22%
GCC SAB de CV [2]	183,286	$2,178,365
Vista Energy SAB de CV - ADR 3,*	25,256	1,611,333
		3,789,698
Total NORTH AMERICA (Cost $32,434,955)		37,229,840
SOUTH AMERICA — 1.45%
Brazil — 1.45%
Direcional Engenharia SA	1,057,536	2,851,617
Moura Dubeux Engenharia S/A	295,900	1,673,153
		4,524,770
Total SOUTH AMERICA (Cost $3,092,304)		4,524,770
AFRICA — 0.71%
South Africa — 0.71%
Growthpoint Properties Ltd.	2,094,501	2,210,618
Total AFRICA (Cost $1,436,559)		2,210,618
Total COMMON STOCKS (Cost $236,718,272)		310,214,111

TOTAL INVESTMENTS (Cost $236,718,272)	99.69%	$310,214,111
Other Assets In Excess of Liabilities	0.31%	951,156
Net Assets	100.00%	$311,165,267

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]
Security is exempt from registration under Rule 144A of the
Securities Act of 1933, as amended. The total value of these securities is $10,012,761, which represents 3% of Net Assets (see
Note F in the Notes to Financial Statements).

[2]
Restricted securities - The Fund may own investment securities that have other legal or contractual limitations. At June 30, 2026, the value of restricted securities amounted to $17,484,405 or 6% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost

Convatec Group PLC	12/9/24-6/26/26	2,703,604
GCC SAB de CV	7/13/18-10/2/25	1,281,089
Lottomatica Group Spa	6/12/2026	1,596,327
Netcompany Group A/S	11/13/24-10/3/25	2,366,349
Pepco Group NV	10/1/25-1/28/26	3,045,855
PolyPeptide Group AG	4/13/26-4/30/26	1,569,637
Trustpilot Group PLC	2/6/25-10/3/25	1,636,255
X-Fab Silicon Foundries SE	4/29/26-5/13/26	1,476,138

[3]	Foreign security denominated and/or traded in U.S. dollars.
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.69%
Total Investments	99.69%
Other Assets In Excess of Liabilities	0.31%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	50.41%
Far East	35.15%
North America	11.97%
South America	1.45%
Africa	0.71%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	1.59%
Automobile Components	2.07%
Banks	0.92%
Biotechnology	1.74%
Broadline Retail	2.69%
Building Products	3.93%
Capital Markets	1.66%
Chemicals	2.80%
Commercial Services & Supplies	1.17%
Communications Equipment	0.53%
Construction & Engineering	3.51%
Construction Materials	3.54%
Diversified Real Estate Investment Trusts	0.71%
Diversified Telecommunication Services	3.23%
Electrical Equipment	4.81%
Electronic Equipment, Instruments & Components	9.21%
Energy Equipment & Services	2.67%
Entertainment	0.54%
Food Products	4.09%
Ground Transportation	0.82%
Health Care Equipment & Supplies	4.64%
Hotels, Restaurants & Leisure	2.34%
Household Durables	2.00%
Household Products	0.45%
Industry	Percent of Net Assets
Industrial Conglomerates	2.03%
Insurance	0.50%
Interactive Media & Services	0.51%
IT Services	0.74%
Leisure Products	0.46%
Life Sciences Tools & Services	1.33%
Machinery	8.63%
Marine	0.34%
Media	0.60%
Metals & Mining	4.47%
Oil, Gas & Consumable Fuels	1.52%
Pharmaceuticals	0.53%
Professional Services	0.35%
Real Estate Management & Development	1.50%
Semiconductors & Semiconductor Equipment	6.01%
Software	1.10%
Specialty Retail	3.17%
Technology Hardware, Storage & Peripherals	0.81%
Textiles, Apparel & Luxury Goods	1.71%
Trading Companies & Distributors	1.72%
Other Assets In Excess of Liabilities	0.31%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.40%
EUROPE — 65.36%
Netherlands — 13.38%
Airbus SE	265	$58,960
Argenx SE *	31	28,733
ASML Holding NV	117	231,681
BE Semiconductor Industries NV	140	46,235
Koninklijke Philips NV	2,764	75,166
NXP Semiconductors NV [1]	221	62,108
		502,883
United Kingdom — 11.79%
AstraZeneca PLC	462	86,258
Barclays PLC	9,766	65,442
Compass Group PLC	1,684	54,409
Rolls-Royce Holdings PLC	3,191	61,170
Smiths Group PLC	2,276	77,315
Spirax Group PLC	781	70,855
Unilever PLC	464	27,871
		443,320
Switzerland — 8.35%
Cie Financiere Richemont SA - A	395	91,177
Lonza Group AG	89	60,040
Novartis AG	466	72,832
UBS Group AG	1,816	90,003
		314,052
France — 7.75%
Danone SA	525	42,913
Dassault Aviation SA	99	32,520
L'Oreal SA	90	39,452
LVMH Moet Hennessy Louis Vuitton SE	68	37,608
Sartorius Stedim Biotech	333	69,049
Schneider Electric SE	213	69,699
		291,241
Germany — 7.73%
Brenntag SE	750	45,605
Infineon Technologies AG	1,727	162,687
SAP SE	187	28,826
Siemens Energy AG	281	53,570
		290,688
Italy — 4.76%
Leonardo SpA	301	16,161
Saipem SpA	11,074	55,674
Technoprobe SpA *	1,371	55,013
UniCredit SpA	579	51,889
		178,737
Ireland — 3.91%
CRH PLC [1]	472	50,504
ICON PLC 1,*	556	96,583
		147,087
Spain — 2.56%
Banco Bilbao Vizcaya Argentaria SA	1,158	29,155
	Shares, Principal Amount, or Number of Contracts	Value
Industria de Diseno Textil SA	1,063	$67,003
		96,158
Austria — 1.94%
voestalpine AG	1,564	73,055
Finland — 1.68%
Nokia OYJ	4,727	63,040
Sweden — 1.51%
Epiroc AB - A	2,073	56,877
Total EUROPE (Cost $1,950,295)		2,457,138
FAR EAST — 25.59%
Japan — 25.59%
Daifuku Co. Ltd.	700	31,010
Fast Retailing Co. Ltd.	100	51,234
Fujikura Ltd.	1,100	43,606
Japan Tobacco, Inc.	3,000	110,698
Keyence Corp.	100	50,549
Mitsubishi UFJ Financial Group, Inc.	3,400	67,738
Nippon Sanso Holdings Corp.	1,900	70,479
Pan Pacific International Holdings Corp.	5,400	27,370
Panasonic Holdings Corp.	3,200	90,027
Recruit Holdings Co. Ltd.	400	27,832
Ryohin Keikaku Co. Ltd.	5,000	109,290
SMC Corp.	100	44,709
Sumitomo Electric Industries Ltd.	3,200	59,383
Tokyo Electron Ltd.	240	116,365
Yaskawa Electric Corp.	1,400	61,751
		962,041
Total FAR EAST (Cost $761,124)		962,041
NORTH AMERICA — 4.88%
Canada — 4.88%
Canadian Natural Resources Ltd.	600	23,742
Dollarama, Inc.	500	66,145
IAMGOLD Corp. 1,*	1,700	26,982
Shopify, Inc. - A *	300	34,323
Thomson Reuters Corp.	393	32,099
		183,291
Total NORTH AMERICA (Cost $176,489)		183,291
MIDDLE EAST — 0.57%
Israel — 0.57%
Tower Semiconductor Ltd. 1,*	82	21,372
Total MIDDLE EAST (Cost $21,652)		21,372
Total COMMON STOCKS (Cost $2,909,560)		3,623,842
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 3.59%
Northern Institutional Treasury Portfolio, 3.51% [2] (Cost $135,146)	135,146	$135,146

TOTAL INVESTMENTS (Cost $3,044,706)	99.99%	$3,758,988
Other Assets In Excess of Liabilities	0.01%	276
Net Assets	100.00%	$3,759,264

PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.40%
Short Term Investments	3.59%
Total Investments	99.99%
Other Assets In Excess of Liabilities	0.01%
Net Assets	100.00%

Regional Weightings	Percent of Net Assets
Europe	65.36%
Far East	25.59%
North America	8.47%
Middle East	0.57%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	4.50%
Automobile Components	1.58%
Banks	5.70%
Biotechnology	0.77%
Broadline Retail	5.40%
Capital Markets	2.39%
Chemicals	1.88%
Communications Equipment	1.68%
Construction Materials	1.34%
Electrical Equipment	4.43%
Electronic Equipment, Instruments & Components	1.34%
Energy Equipment & Services	1.48%
Food Products	1.14%
Health Care Equipment & Supplies	2.00%
Hotels, Restaurants & Leisure	1.45%
Household Durables	2.39%
Industrial Conglomerates	2.06%
IT Services	0.91%
Industry	Percent of Net Assets
Life Sciences Tools & Services	6.01%
Machinery	7.05%
Metals & Mining	2.66%
Money Market Fund	3.59%
Oil, Gas & Consumable Fuels	0.63%
Personal Care Products	1.79%
Pharmaceuticals	4.23%
Professional Services	1.60%
Semiconductors & Semiconductor Equipment	18.51%
Software	0.77%
Specialty Retail	3.14%
Textiles, Apparel & Luxury Goods	3.42%
Tobacco	2.94%
Trading Companies & Distributors	1.21%
Other Assets In Excess of Liabilities	0.01%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.49%
HEALTH CARE — 31.15%
Biotechnology — 13.43%
Apogee Therapeutics, Inc. *	36,462	$4,839,601
Arcutis Biotherapeutics, Inc. *	137,829	3,613,876
Bright Minds Biosciences, Inc. 1,*	41,568	2,918,074
Celcuity, Inc. *	47,852	5,006,276
Design Therapeutics, Inc. *	135,259	1,957,198
Hemab Therapeutics Holdings, Inc. *	75,593	2,776,531
Immunome, Inc. *	305,743	6,478,694
Kiniksa Pharmaceuticals International PLC 1,*	113,088	7,231,978
Larimar Therapeutics, Inc. *	338,986	1,033,907
Praxis Precision Medicines, Inc. *	36,700	12,286,793
Protagonist Therapeutics, Inc. *	28,694	3,517,311
Rhythm Pharmaceuticals, Inc. *	20,370	2,261,681
Scholar Rock Holding Corp. *	98,453	5,414,915
Sionna Therapeutics, Inc. *	46,945	2,065,111
Spyre Therapeutics, Inc. *	134,180	11,912,500
Xenon Pharmaceuticals, Inc. 1,*	112,843	6,811,203
		80,125,649
Pharmaceuticals — 11.87%
Amylyx Pharmaceuticals, Inc. *	279,810	5,025,388
ANI Pharmaceuticals, Inc. *	19,363	1,602,869
Crinetics Pharmaceuticals, Inc. *	173,496	6,492,220
Definium Therapeutics, Inc. 1,*	308,458	14,509,864
Edgewise Therapeutics, Inc. *	206,555	8,392,330
Indivior Pharmaceuticals, Inc. *	137,034	5,622,505
Kardigan, Inc. *	21,403	510,462
Ligand Pharmaceuticals, Inc. *	18,668	5,900,768
Maze Therapeutics, Inc. *	62,997	1,879,831
MBX Biosciences, Inc. *	118,759	6,555,497
Septerna, Inc. *	158,272	5,300,529
Structure Therapeutics, Inc. - ADR 1,*	84,699	4,545,795
Tarsus Pharmaceuticals, Inc. *	50,031	3,148,951
WaVe Life Sciences Ltd. 1,*	234,606	1,363,061
		70,850,070
Health Care Equipment & Supplies — 2.98%
Axogen, Inc. *	111,360	5,143,718
Kestra Medical Technologies Ltd. *	70,679	1,798,074
NeuroPace, Inc. *	175,099	2,782,323
Shoulder Innovations, Inc. *	39,934	809,862
Tactile Systems Technology, Inc. *	147,581	4,394,962
Tandem Diabetes Care, Inc. *	188,224	2,840,300
		17,769,239
Life Sciences Tools & Services — 1.47%
AbCellera Biologics, Inc. 1,*	246,560	1,935,496
	Shares, Principal Amount, or Number of Contracts	Value
Adaptive Biotechnologies Corp. *	319,070	$6,844,052
		8,779,548
Health Care Providers & Services — 1.40%
Guardian Pharmacy Services, Inc. - A *	80,328	3,363,333
NeoGenomics, Inc. *	341,040	4,975,774
		8,339,107
Total HEALTH CARE (Cost $95,553,220)		185,863,613
INDUSTRIALS — 22.58%
Machinery — 5.03%
CECO Environmental Corp. *	113,883	10,333,743
Graham Corp. *	46,190	5,717,860
Helios Technologies, Inc.	47,150	4,208,138
Mayville Engineering Co., Inc. *	133,251	4,991,582
Proto Labs, Inc. *	58,309	4,752,767
		30,004,090
Electrical Equipment — 4.22%
Allient, Inc.	44,382	4,568,239
Amprius Technologies, Inc. *	211,693	2,934,065
Babcock & Wilcox Enterprises, Inc. *	368,058	5,189,618
Eos Energy Enterprises, Inc. *	516,529	3,037,190
FuelCell Energy, Inc. *	159,689	5,750,401
Powell Industries, Inc.	13,019	3,728,121
		25,207,634
Professional Services — 3.48%
Andersen Group, Inc. - A *	88,559	3,340,445
BlackSky Technology, Inc. *	162,748	4,543,924
Innodata, Inc. *	63,729	4,816,638
Planet Labs PBC *	211,201	6,997,089
Spire Global, Inc. *	58,463	1,087,412
		20,785,508
Construction & Engineering — 3.00%
Cardinal Infrastructure Group, Inc. - A *	120,293	11,331,601
Construction Partners, Inc. - A *	33,151	3,937,344
MYR Group, Inc. *	5,291	2,647,616
		17,916,561
Aerospace & Defense — 2.52%
Astronics Corp. *	40,594	3,298,668
Astronics Corp. - B *	1	61
Mercury Systems, Inc. *	46,402	5,676,357
Voyager Technologies, Inc. - A *	57,318	1,848,506
VSE Corp.	18,418	4,208,513
		15,032,105
Trading Companies & Distributors — 2.13%
DXP Enterprises, Inc. *	22,853	3,856,215
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Xometry, Inc. - A *	91,917	$8,871,829
		12,728,044
Ground Transportation — 1.33%
ArcBest Corp.	31,920	4,581,797
RXO, Inc. *	121,028	3,339,162
		7,920,959
Commercial Services & Supplies — 0.87%
OPENLANE, Inc. *	125,452	5,173,641
Total INDUSTRIALS (Cost $75,513,179)		134,768,542
INFORMATION TECHNOLOGY — 20.05%
Semiconductors & Semiconductor Equipment — 9.24%
Aehr Test Systems *	37,520	3,604,171
Ambiq Micro, Inc. *	45,501	4,017,738
Cohu, Inc. *	97,118	7,177,992
Ichor Holdings Ltd. *	68,065	7,642,338
Penguin Solutions, Inc. *	105,893	8,048,927
Silicon Motion Technology Corp. - ADR [1]	25,337	8,445,582
SiTime Corp. *	3,179	2,370,135
SolarEdge Technologies, Inc. *	37,773	2,207,454
Ultra Clean Holdings, Inc. *	81,440	11,612,530
		55,126,867
Electronic Equipment, Instruments & Components — 4.68%
Frequency Electronics, Inc. *	111,598	7,404,527
LightPath Technologies, Inc. - A *	342,066	5,592,779
Methode Electronics, Inc.	134,202	2,545,812
nLight, Inc. *	134,769	9,382,618
Ouster, Inc. *	48,362	3,023,592
		27,949,328
IT Services — 2.97%
Applied Digital Corp. *	70,881	2,643,861
Backblaze, Inc. - A *	422,893	6,707,083
Fastly, Inc. - A *	204,733	3,758,898
TSS, Inc. *	84,513	1,039,510
Whitefiber, Inc. *	91,698	3,562,467
		17,711,819
Software — 2.61%
Gorilla Technology Group, Inc. 1,*	72,805	1,447,363
Hut 8 Corp. *	22,019	2,541,984
Porch Group, Inc. *	338,229	5,086,964
Terawulf, Inc. *	263,293	6,503,337
		15,579,648
Communications Equipment — 0.55%
Applied Optoelectronics, Inc. *	21,940	3,250,631
Total INFORMATION TECHNOLOGY (Cost $65,395,522)		119,618,293
	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER DISCRETIONARY — 7.66%
Hotels, Restaurants & Leisure — 3.62%
BJ's Restaurants, Inc. *	49,863	$3,028,429
Lindblad Expeditions Holdings, Inc. *	208,406	5,885,385
Pursuit Attractions and Hospitality, Inc. *	22,518	1,260,333
Rush Street Interactive, Inc. *	202,740	6,029,488
Target Hospitality Corp. *	264,629	5,387,846
		21,591,481
Diversified Consumer Services — 3.00%
American Public Education, Inc. *	84,235	4,523,420
Lincoln Educational Services Corp. *	149,755	7,472,774
Universal Technical Institute, Inc. *	138,468	5,922,276
		17,918,470
Specialty Retail — 0.61%
Citi Trends, Inc. *	25,710	1,487,066
The RealReal, Inc. *	184,429	2,174,418
		3,661,484
Textiles, Apparel & Luxury Goods — 0.43%
Figs, Inc. - A *	249,715	2,554,585
Total CONSUMER DISCRETIONARY (Cost $31,826,782)		45,726,020
FINANCIALS — 6.32%
Consumer Finance — 3.57%
Dave, Inc. *	20,461	7,623,564
Encore Capital Group, Inc. *	64,506	6,017,765
EZCORP, Inc. - A *	70,935	2,452,223
Happen, Inc. *	251,915	5,224,717
		21,318,269
Capital Markets — 1.70%
Innventure, Inc. *	470,444	2,385,151
Miami International Holdings, Inc. *	89,175	3,313,743
WisdomTree, Inc.	260,493	4,412,751
		10,111,645
Financial Services — 1.05%
Flywire Corp. *	356,688	6,267,008
Total FINANCIALS (Cost $30,569,373)		37,696,922
ENERGY — 4.42%
Energy Equipment & Services — 4.11%
Innovex International, Inc. *	110,750	2,746,600
Liberty Energy, Inc.	118,651	3,107,470
Select Water Solutions, Inc.	182,872	3,653,782
Solaris Energy Infrastructure, Inc.	89,539	7,204,308
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
TETRA Technologies, Inc. *	689,111	$7,807,628
		24,519,788
Oil, Gas & Consumable Fuels — 0.31%
Riley Exploration Permian, Inc.	13,854	456,628
Uranium Energy Corp. *	132,533	1,412,802
		1,869,430
Total ENERGY (Cost $17,735,977)		26,389,218
MATERIALS — 2.68%
Metals & Mining — 1.86%
Almonty Industries, Inc. 1,*	252,054	4,174,014
Guardian Metal Resources PLC 1,*	135,418	1,897,206
United States Antimony Corp. *	253,194	1,838,189
USA Rare Earth, Inc. - A *	148,477	3,204,134
		11,113,543
Chemicals — 0.82%
Flotek Industries, Inc. *	179,039	4,210,997
Intrepid Potash, Inc. *	20,490	671,662
		4,882,659
Total MATERIALS (Cost $12,675,940)		15,996,202
COMMUNICATION SERVICES — 2.40%
Diversified Telecommunication Services — 1.07%
Bandwidth, Inc. - A *	100,717	6,375,386
Entertainment — 0.67%
IMAX Corp. 1,*	100,675	4,012,906
Media — 0.66%
Entravision Communications Corp. - A	301,255	3,928,365
Total COMMUNICATION SERVICES (Cost $11,161,587)		14,316,657
CONSUMER STAPLES — 2.23%
Beverages — 1.13%
The Vita Coco Co., Inc. *	101,857	6,736,822
Food Products — 0.86%
Mama's Creations, Inc. *	287,405	5,130,179
Tobacco — 0.24%
Turning Point Brands, Inc.	17,152	1,454,661
Total CONSUMER STAPLES (Cost $9,839,608)		13,321,662
Total COMMON STOCKS (Cost $350,271,188)		593,697,129
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 0.41%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [2] (Cost $2,479,489)	2,479,489	$2,479,489

TOTAL INVESTMENTS (Cost $352,750,677)	99.90%	$596,176,618
Other Assets In Excess of Liabilities	0.10%	579,217
Net Assets	100.00%	$596,755,835

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	99.49%
Short Term Investments	0.41%
Total Investments	99.90%
Other Assets In Excess of Liabilities	0.10%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	2.52%
Beverages	1.13%
Biotechnology	13.43%
Capital Markets	1.70%
Chemicals	0.82%
Commercial Services & Supplies	0.87%
Communications Equipment	0.55%
Construction & Engineering	3.00%
Consumer Finance	3.57%
Diversified Consumer Services	3.00%
Diversified Telecommunication Services	1.07%
Electrical Equipment	4.22%
Electronic Equipment, Instruments & Components	4.68%
Energy Equipment & Services	4.11%
Entertainment	0.67%
Financial Services	1.05%
Food Products	0.86%
Ground Transportation	1.33%
Health Care Equipment & Supplies	2.98%
Health Care Providers & Services	1.40%
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	3.62%
IT Services	2.97%
Life Sciences Tools & Services	1.47%
Machinery	5.03%
Media	0.66%
Metals & Mining	1.86%
Money Market Fund	0.41%
Oil, Gas & Consumable Fuels	0.31%
Pharmaceuticals	11.87%
Professional Services	3.48%
Semiconductors & Semiconductor Equipment	9.24%
Software	2.61%
Specialty Retail	0.61%
Textiles, Apparel & Luxury Goods	0.43%
Tobacco	0.24%
Trading Companies & Distributors	2.13%
Other Assets In Excess of Liabilities	0.10%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.25%
HEALTH CARE — 28.07%
Biotechnology — 17.58%
Alkermes PLC 1,*	170,453	$8,930,885
Apogee Therapeutics, Inc. *	219,702	29,161,047
Arrowhead Pharmaceuticals, Inc. *	179,384	14,621,590
Celldex Therapeutics, Inc. *	209,317	7,788,686
Dianthus Therapeutics, Inc. *	62,462	6,088,796
Immunome, Inc. *	384,032	8,137,638
Kymera Therapeutics, Inc. *	148,076	16,979,875
Madrigal Pharmaceuticals, Inc. *	16,526	8,873,636
Natera, Inc. *	30,262	8,214,620
Praxis Precision Medicines, Inc. *	84,374	28,247,571
Protagonist Therapeutics, Inc. *	116,109	14,232,641
PTC Therapeutics, Inc. *	189,439	15,452,539
Scholar Rock Holding Corp. *	334,473	18,396,015
Spyre Therapeutics, Inc. *	309,152	27,446,515
Travere Therapeutics, Inc. *	276,119	15,686,320
Twist Bioscience Corp. *	216,331	22,256,133
Veracyte, Inc. *	221,584	13,013,628
Xenon Pharmaceuticals, Inc. 1,*	372,098	22,459,835
		285,987,970
Pharmaceuticals — 7.67%
Axsome Therapeutics, Inc. *	61,299	15,004,156
Crinetics Pharmaceuticals, Inc. *	599,394	22,429,324
Definium Therapeutics, Inc. 1,*	595,284	28,002,159
Edgewise Therapeutics, Inc. *	522,169	21,215,726
Indivior Pharmaceuticals, Inc. *	302,390	12,407,062
Septerna, Inc. *	417,859	13,994,098
Structure Therapeutics, Inc. - ADR 1,*	137,401	7,374,312
WaVe Life Sciences Ltd. 1,*	741,885	4,310,352
		124,737,189
Health Care Providers & Services — 1.97%
Guardant Health, Inc. *	213,618	32,049,108
Health Care Equipment & Supplies — 0.85%
Glaukos Corp. *	99,421	13,895,079
Total HEALTH CARE (Cost $261,107,134)		456,669,346
INDUSTRIALS — 26.69%
Electrical Equipment — 6.02%
Bloom Energy Corp. - A *	42,556	12,881,701
Dpc Holdings Ltd. 1,*	4,233	207,671
Eos Energy Enterprises, Inc. *	1,407,970	8,278,864
Fluence Energy, Inc. *	607,032	12,067,796
Forgent Power Solutions, Inc. - A *	200,560	11,203,282
Nextpower, Inc. - A *	172,410	20,540,927
	Shares, Principal Amount, or Number of Contracts	Value
Vicor Corp. *	86,060	$32,683,867
		97,864,108
Construction & Engineering — 5.65%
Cardinal Infrastructure Group, Inc. - A *	94,097	8,863,937
Construction Partners, Inc. - A *	67,324	7,996,072
Dycom Industries, Inc. *	36,501	18,454,541
Everus Construction Group, Inc. *	51,902	8,613,137
Legence Corp. - A *	86,331	7,357,991
MYR Group, Inc. *	16,022	8,017,409
Solv Energy, Inc. - A *	360,589	12,278,055
Sterling Infrastructure, Inc. *	24,237	20,343,568
		91,924,710
Machinery — 4.00%
CECO Environmental Corp. *	177,195	16,078,674
ESCO Technologies, Inc.	48,282	16,900,631
Federal Signal Corp.	60,544	7,779,299
SPX Technologies, Inc. *	43,456	10,654,107
Terex Corp.	187,976	13,607,583
		65,020,294
Aerospace & Defense — 3.66%
Applied Aerospace & Defense, Inc. *	260,884	5,942,937
Carpenter Technology Corp.	26,691	16,464,076
Curtiss-Wright Corp.	31,618	23,958,856
FTAI Aviation Ltd.	30,437	8,234,122
Mercury Systems, Inc. *	41,012	4,990,927
		59,590,918
Professional Services — 2.46%
Planet Labs PBC *	842,700	27,918,651
UL Solutions, Inc. - A	118,259	12,045,862
		39,964,513
Ground Transportation — 2.02%
Knight-Swift Transportation Holdings, Inc.	214,529	16,705,373
Saia, Inc. *	38,399	16,172,123
		32,877,496
Building Products — 1.54%
Modine Manufacturing Co. *	61,358	16,383,813
Zurn Elkay Water Solutions Corp.	172,274	8,705,005
		25,088,818
Trading Companies & Distributors — 0.96%
Xometry, Inc. - A *	162,451	15,679,771
Commercial Services & Supplies — 0.38%
OPENLANE, Inc. *	151,831	6,261,510
Total INDUSTRIALS (Cost $270,214,156)		434,272,138
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
INFORMATION TECHNOLOGY — 17.88%
Semiconductors & Semiconductor Equipment — 8.80%
Credo Technology Group Holding Ltd. *	65,052	$17,690,891
Enphase Energy, Inc. *	152,512	7,509,691
MACOM Technology Solutions Holdings, Inc. *	29,836	11,348,719
Onto Innovation, Inc. *	45,192	17,102,912
Semtech Corp. *	51,129	8,275,229
Silicon Motion Technology Corp. - ADR [1]	95,746	31,915,014
SiTime Corp. *	22,803	17,001,005
Tower Semiconductor Ltd. 1,*	32,589	8,493,997
Ultra Clean Holdings, Inc. *	167,279	23,852,313
		143,189,771
Software — 4.38%
Cipher Digital, Inc. *	491,829	12,049,811
Five9, Inc. *	479,488	10,222,684
InterDigital, Inc.	26,007	7,363,362
JFrog Ltd. 1,*	124,575	11,321,376
Rubrik, Inc. - A *	70,821	5,685,510
SailPoint, Inc. *	491,378	7,193,774
Terawulf, Inc. *	707,796	17,482,561
		71,319,078
Electronic Equipment, Instruments & Components — 3.14%
Advanced Energy Industries, Inc.	27,745	10,345,278
Coherent Corp. *	31,057	12,251,055
nLight, Inc. *	239,211	16,653,870
TTM Technologies, Inc. *	62,753	11,736,066
		50,986,269
IT Services — 1.03%
DigitalOcean Holdings, Inc. *	75,869	11,913,709
Fastly, Inc. - A *	263,491	4,837,695
		16,751,404
Communications Equipment — 0.53%
Lumentum Holdings, Inc. *	10,058	8,630,367
Total INFORMATION TECHNOLOGY (Cost $186,025,530)		290,876,889
FINANCIALS — 7.80%
Capital Markets — 2.34%
Acadian Asset Management, Inc.	166,707	11,922,885
StoneX Group, Inc. *	128,624	15,241,944
WisdomTree, Inc.	645,233	10,930,247
		38,095,076
Consumer Finance — 2.14%
Dave, Inc. *	42,399	15,797,443
Enova International, Inc. *	39,904	9,606,090
	Shares, Principal Amount, or Number of Contracts	Value
FirstCash Holdings, Inc.	43,376	$9,383,096
		34,786,629
Financial Services — 1.58%
Flywire Corp. *	474,175	8,331,255
Sezzle, Inc. *	100,726	17,287,603
		25,618,858
Banks — 1.21%
BankUnited, Inc.	188,646	9,139,899
Customers Bancorp, Inc. *	134,262	10,620,124
		19,760,023
Insurance — 0.53%
Neptune Insurance Holdings, Inc. - A *	274,472	8,645,868
Total FINANCIALS (Cost $107,427,754)		126,906,454
CONSUMER DISCRETIONARY — 6.76%
Hotels, Restaurants & Leisure — 3.66%
Cava Group, Inc. *	130,081	10,208,757
Dutch Bros, Inc. - A *	164,305	11,798,742
Life Time Group Holdings, Inc. *	427,293	17,450,646
Rush Street Interactive, Inc. *	673,371	20,026,054
		59,484,199
Automobile Components — 1.26%
Garrett Motion, Inc.	371,439	13,457,235
Lear Corp.	52,678	7,062,013
		20,519,248
Diversified Consumer Services — 0.90%
Universal Technical Institute, Inc. *	342,707	14,657,578
Textiles, Apparel & Luxury Goods — 0.47%
Figs, Inc. - A *	756,246	7,736,397
Specialty Retail — 0.47%
Victoria's Secret & Co. *	91,872	7,669,474
Total CONSUMER DISCRETIONARY (Cost $97,741,465)		110,066,896
ENERGY — 3.99%
Energy Equipment & Services — 2.46%
Innovex International, Inc. *	265,745	6,590,476
Kodiak Gas Services, Inc.	109,713	8,242,738
Solaris Energy Infrastructure, Inc.	214,936	17,293,751
Tidewater, Inc. *	118,277	7,880,796
		40,007,761
Oil, Gas & Consumable Fuels — 1.53%
Cameco Corp. [1]	74,096	7,547,418
Matador Resources Co.	108,450	5,398,641
PBF Energy, Inc. - A	160,417	7,302,182
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Uranium Energy Corp. *	438,732	$4,676,883
		24,925,124
Total ENERGY (Cost $50,374,648)		64,932,885
MATERIALS — 2.03%
Metals & Mining — 1.41%
Almonty Industries, Inc. 1,*	498,455	8,254,415
Century Aluminum Co. *	96,638	4,446,314
MP Materials Corp. *	183,317	10,267,585
		22,968,314
Chemicals — 0.62%
Perimeter Solutions, Inc. *	282,466	10,069,913
Total MATERIALS (Cost $34,003,101)		33,038,227
COMMUNICATION SERVICES — 1.29%
Entertainment — 0.68%
IMAX Corp. 1,*	276,671	11,028,106
Diversified Telecommunication Services — 0.61%
Bandwidth, Inc. - A *	158,774	10,050,394
Total COMMUNICATION SERVICES (Cost $22,210,892)		21,078,500
CONSUMER STAPLES — 0.92%
Beverages — 0.67%
The Vita Coco Co., Inc. *	164,059	10,850,863
Tobacco — 0.25%
Turning Point Brands, Inc.	47,873	4,060,109
Total CONSUMER STAPLES (Cost $13,871,622)		14,910,972
REAL ESTATE — 0.44%
Real Estate Management & Development — 0.44%
Compass, Inc. - A *	579,085	7,140,118
Total REAL ESTATE (Cost $6,399,700)		7,140,118
UTILITIES — 0.38%
Independent Power and Renewable Electricity Producers — 0.38%
Ormat Technologies, Inc.	56,185	6,118,547
Total UTILITIES (Cost $6,060,019)		6,118,547
Total COMMON STOCKS (Cost $1,055,436,021)		1,566,010,972
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 2.68%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53% [2] (Cost $43,625,722)	43,625,722	$43,625,722

TOTAL INVESTMENTS (Cost $1,099,061,743)	98.93%	$1,609,636,694
Other Assets In Excess of Liabilities	1.07%	17,373,844
Net Assets	100.00%	$1,627,010,538

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Security Type	Percent of Net Assets
Common Stocks	96.25%
Short Term Investments	2.68%
Total Investments	98.93%
Other Assets In Excess of Liabilities	1.07%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	3.66%
Automobile Components	1.26%
Banks	1.21%
Beverages	0.67%
Biotechnology	17.58%
Building Products	1.54%
Capital Markets	2.34%
Chemicals	0.62%
Commercial Services & Supplies	0.38%
Communications Equipment	0.53%
Construction & Engineering	5.65%
Consumer Finance	2.14%
Diversified Consumer Services	0.90%
Diversified Telecommunication Services	0.61%
Electrical Equipment	6.02%
Electronic Equipment, Instruments & Components	3.14%
Energy Equipment & Services	2.46%
Entertainment	0.68%
Financial Services	1.58%
Ground Transportation	2.02%
Health Care Equipment & Supplies	0.85%
Health Care Providers & Services	1.97%
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	3.66%
Independent Power and Renewable Electricity Producers	0.38%
Insurance	0.53%
IT Services	1.03%
Machinery	4.00%
Metals & Mining	1.41%
Money Market Fund	2.68%
Oil, Gas & Consumable Fuels	1.53%
Pharmaceuticals	7.67%
Professional Services	2.46%
Real Estate Management & Development	0.44%
Semiconductors & Semiconductor Equipment	8.80%
Software	4.38%
Specialty Retail	0.47%
Textiles, Apparel & Luxury Goods	0.47%
Tobacco	0.25%
Trading Companies & Distributors	0.96%
Other Assets In Excess of Liabilities	1.07%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 96.93%
INDUSTRIALS — 35.48%
Aerospace & Defense — 8.22%
Arxis, Inc. - A *	16,160	$745,622
ATI, Inc. *	6,852	1,350,529
BWX Technologies, Inc.	2,299	447,500
Carpenter Technology Corp.	3,361	2,073,199
Curtiss-Wright Corp.	2,641	2,001,244
FTAI Aviation Ltd.	4,488	1,214,139
Rocket Lab Corp. *	7,667	779,351
Woodward, Inc.	2,142	911,293
		9,522,877
Electrical Equipment — 7.35%
Bloom Energy Corp. - A *	6,243	1,889,756
Eos Energy Enterprises, Inc. *	121,040	711,715
Fluence Energy, Inc. *	23,464	466,464
Forgent Power Solutions, Inc. - A *	12,558	701,490
Generac Holdings, Inc. *	3,518	1,030,106
Innio NV 1,*	10,622	420,100
Nextpower, Inc. - A *	13,112	1,562,164
Regal Rexnord Corp.	2,471	588,567
Vicor Corp. *	3,001	1,139,720
		8,510,082
Construction & Engineering — 5.50%
Comfort Systems USA, Inc.	1,051	2,083,029
Construction Partners, Inc. - A *	3,758	446,338
Everus Construction Group, Inc. *	3,841	637,414
MasTec, Inc. *	1,565	651,134
Quanta Services, Inc.	1,353	974,214
Solv Energy, Inc. - A *	22,420	763,401
Sterling Infrastructure, Inc. *	970	814,179
		6,369,709
Machinery — 4.53%
Alliance Laundry Holdings, Inc. *	27,748	735,877
Allison Transmission Holdings, Inc.	4,026	453,891
Crane Co.	2,558	570,613
ESCO Technologies, Inc.	1,995	698,330
Lincoln Electric Holdings, Inc.	4,515	1,198,778
RBC Bearings, Inc. *	1,875	1,207,612
Symbotic, Inc. *	8,606	386,840
		5,251,941
Ground Transportation — 2.53%
JB Hunt Transport Services, Inc.	2,475	716,339
Saia, Inc. *	2,687	1,131,657
XPO, Inc. *	5,291	1,086,190
		2,934,186
	Shares, Principal Amount, or Number of Contracts	Value
Building Products — 2.34%
Madison Air Solutions Corp. - A *	22,706	$885,534
Modine Manufacturing Co. *	4,432	1,183,432
Zurn Elkay Water Solutions Corp.	12,743	643,904
		2,712,870
Trading Companies & Distributors — 2.20%
Applied Industrial Technologies, Inc.	3,574	1,208,548
Xometry, Inc. - A *	13,925	1,344,041
		2,552,589
Professional Services — 2.11%
Planet Labs PBC *	46,401	1,537,265
UL Solutions, Inc. - A	8,837	900,137
		2,437,402
Air Freight & Logistics — 0.70%
C.H. Robinson Worldwide, Inc.	4,312	812,122
Total INDUSTRIALS (Cost $28,071,592)		41,103,778
INFORMATION TECHNOLOGY — 25.03%
Semiconductors & Semiconductor Equipment — 15.66%
Astera Labs, Inc. *	6,524	3,151,223
Credo Technology Group Holding Ltd. *	7,006	1,905,282
Enphase Energy, Inc. *	11,109	547,007
Lattice Semiconductor Corp. *	5,974	913,783
MACOM Technology Solutions Holdings, Inc. *	3,657	1,391,013
Nova Ltd. 1,*	1,255	681,390
Onto Innovation, Inc. *	4,700	1,778,715
Qnity Electronics, Inc.	5,365	876,158
Rambus, Inc. *	4,839	642,329
Semtech Corp. *	5,937	960,903
Silicon Motion Technology Corp. - ADR [1]	5,762	1,920,648
SiTime Corp. *	1,477	1,101,192
Teradyne, Inc.	3,423	1,656,184
Tower Semiconductor Ltd. 1,*	2,369	617,456
		18,143,283
Software — 3.69%
Cipher Digital, Inc. *	40,907	1,002,221
InterDigital, Inc.	2,244	635,344
JFrog Ltd. 1,*	7,212	655,426
Rubrik, Inc. - A *	5,245	421,069
SailPoint, Inc. *	41,895	613,343
Terawulf, Inc. *	38,330	946,751
		4,274,154
Electronic Equipment, Instruments & Components — 2.98%
Advanced Energy Industries, Inc.	1,791	667,810
Coherent Corp. *	3,686	1,454,016
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Teledyne Technologies, Inc. *	1,995	$1,330,466
		3,452,292
IT Services — 1.83%
DigitalOcean Holdings, Inc. *	7,295	1,145,534
Twilio, Inc. - A *	4,733	976,560
		2,122,094
Communications Equipment — 0.87%
Lumentum Holdings, Inc. *	1,177	1,009,936
Total INFORMATION TECHNOLOGY (Cost $17,841,185)		29,001,759
HEALTH CARE — 20.20%
Biotechnology — 13.39%
Alkermes PLC 1,*	14,490	759,203
Alnylam Pharmaceuticals, Inc. *	1,433	431,376
Apogee Therapeutics, Inc. *	13,870	1,840,965
Arrowhead Pharmaceuticals, Inc. *	16,778	1,367,575
Ascendis Pharma A/S 1,*	2,339	623,858
Exelixis, Inc. *	15,984	869,689
Incyte Corp. *	4,949	561,019
Kymera Therapeutics, Inc. *	5,771	661,760
Legend Biotech Corp. - ADR 1,*	31,719	916,045
Natera, Inc. *	7,308	1,983,757
Praxis Precision Medicines, Inc. *	6,344	2,123,908
PTC Therapeutics, Inc. *	18,210	1,485,390
Revolution Medicines, Inc. *	2,968	555,847
Xenon Pharmaceuticals, Inc. 1,*	22,142	1,336,491
		15,516,883
Pharmaceuticals — 3.47%
Axsome Therapeutics, Inc. *	2,419	592,099
Crinetics Pharmaceuticals, Inc. *	45,496	1,702,460
Definium Therapeutics, Inc. 1,*	17,018	800,527
Elanco Animal Health, Inc. *	21,755	535,390
Structure Therapeutics, Inc. - ADR 1,*	7,221	387,551
		4,018,027
Health Care Providers & Services — 2.06%
Guardant Health, Inc. *	15,901	2,385,627
Health Care Equipment & Supplies — 1.28%
Align Technology, Inc. *	3,777	637,029
Glaukos Corp. *	6,039	844,011
		1,481,040
Total HEALTH CARE (Cost $16,496,116)		23,401,577
CONSUMER DISCRETIONARY — 7.78%
Hotels, Restaurants & Leisure — 3.75%
Aramark	10,287	585,330
Cava Group, Inc. *	12,106	950,079
	Shares, Principal Amount, or Number of Contracts	Value
Dutch Bros, Inc. - A *	11,995	$861,361
Life Time Group Holdings, Inc. *	28,302	1,155,854
Viking Holdings Ltd. *	7,578	793,189
		4,345,813
Textiles, Apparel & Luxury Goods — 1.15%
Tapestry, Inc.	9,059	1,326,057
Specialty Retail — 1.09%
Burlington Stores, Inc. *	2,567	813,226
Five Below, Inc. *	2,521	453,250
		1,266,476
Household Durables — 1.04%
SharkNinja, Inc. *	7,886	1,200,801
Automobile Components — 0.75%
BorgWarner, Inc.	13,131	871,898
Total CONSUMER DISCRETIONARY (Cost $7,774,783)		9,011,045
FINANCIALS — 3.65%
Capital Markets — 1.53%
Evercore, Inc. - A	2,096	715,658
StoneX Group, Inc. *	8,939	1,059,272
		1,774,930
Financial Services — 1.24%
Affirm Holdings, Inc. *	17,563	1,432,262
Consumer Finance — 0.47%
FirstCash Holdings, Inc.	2,521	545,343
Banks — 0.41%
BankUnited, Inc.	9,917	480,479
Total FINANCIALS (Cost $3,633,722)		4,233,014
ENERGY — 2.01%
Oil, Gas & Consumable Fuels — 1.72%
Cameco Corp. [1]	9,325	949,845
Matador Resources Co.	10,567	526,025
NexGen Energy Ltd. 1,*	54,832	514,872
		1,990,742
Energy Equipment & Services — 0.29%
Kodiak Gas Services, Inc.	4,543	341,316
Total ENERGY (Cost $1,540,264)		2,332,058
MATERIALS — 0.91%
Metals & Mining — 0.91%
Alcoa Corp.	9,982	520,462
MP Materials Corp. *	9,409	526,998
		1,047,460
Total MATERIALS (Cost $1,315,603)		1,047,460
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CONSUMER STAPLES — 0.70%
Consumer Staples Distribution & Retail — 0.70%
Casey's General Stores, Inc.	1,025	$814,660
Total CONSUMER STAPLES (Cost $497,117)		814,660
COMMUNICATION SERVICES — 0.67%
Entertainment — 0.67%
TKO Group Holdings, Inc.	3,843	773,634
Total COMMUNICATION SERVICES (Cost $563,115)		773,634
UTILITIES — 0.50%
Independent Power and Renewable Electricity Producers — 0.50%
Ormat Technologies, Inc.	5,306	577,823
Total UTILITIES (Cost $474,221)		577,823
Total COMMON STOCKS (Cost $78,207,718)		112,296,808
SHORT TERM INVESTMENTS — 4.21%
Northern Institutional U.S. Government Portfolio, 3.46% [2] (Cost $4,871,516)	4,871,516	4,871,516

TOTAL INVESTMENTS (Cost $83,079,234)	101.14%	$117,168,324
Liabilities In Excess of Other Assets	(1.14)%	(1,315,514)
Net Assets	100.00%	$115,852,810

ADR	American Depositary Receipt
PLC	Public Limited Company

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of June 30, 2026 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Security Type	Percent of Net Assets
Common Stocks	96.93%
Short Term Investments	4.21%
Total Investments	101.14%
Liabilities In Excess of Other Assets	(1.14)%
Net Assets	100.00%
Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
June 30, 2026 (unaudited)

Industry	Percent of Net Assets
Aerospace & Defense	8.22%
Air Freight & Logistics	0.70%
Automobile Components	0.75%
Banks	0.41%
Biotechnology	13.39%
Building Products	2.34%
Capital Markets	1.53%
Communications Equipment	0.87%
Construction & Engineering	5.50%
Consumer Finance	0.47%
Consumer Staples Distribution & Retail	0.70%
Electrical Equipment	7.35%
Electronic Equipment, Instruments & Components	2.98%
Energy Equipment & Services	0.29%
Entertainment	0.67%
Financial Services	1.24%
Ground Transportation	2.53%
Health Care Equipment & Supplies	1.28%
Health Care Providers & Services	2.06%
Industry	Percent of Net Assets
Hotels, Restaurants & Leisure	3.75%
Household Durables	1.04%
Independent Power and Renewable Electricity Producers	0.50%
IT Services	1.83%
Machinery	4.53%
Metals & Mining	0.91%
Money Market Fund	4.21%
Oil, Gas & Consumable Fuels	1.72%
Pharmaceuticals	3.47%
Professional Services	2.11%
Semiconductors & Semiconductor Equipment	15.66%
Software	3.69%
Specialty Retail	1.09%
Textiles, Apparel & Luxury Goods	1.15%
Trading Companies & Distributors	2.20%
Liabilities In Excess of Other Assets	(1.14)%
TOTAL	100.00%
Notes to Financial Statements are an integral part of this Schedule.

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Driehaus Mutual Funds
Statements of Assets and LiabilitiesJune 30, 2026 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
ASSETS:
Investments, at cost	$2,851,951,182	$120,606,357
Investments securities, at fair value	$4,832,339,422	$155,625,463
Short-term securities, at fair value[1]	273,237,025	10,746,327
Foreign currency, at fair value[2]	39,235	44,597
Cash	—	—
Receivable for investment securities sold	23,315,462	—
Receivable for foreign capital gains taxes	—	742,151
Receivable for fund shares sold	3,778,499	215,049
Receivable for interest and dividends	6,803,268	97,194
Prepaid expenses	442,868	48,944

TOTAL ASSETS	5,139,955,779	167,519,725

LIABILITIES:
Cash overdraft	—	—
Payable for fund shares redeemed	11,866,129	178,230
Payable for investment securities purchased	36,417,943	4,714,541
Advisory fees payable, net	2,937,932	148,226
Accrued shareholder services plan fees	277,164	—
Accrued administration and accounting fees	357,144	14,268
Accrued foreign capital gains taxes	2,053,854	765,943
Accrued expenses	233,775	52,852

TOTAL LIABILITIES	54,143,941	5,874,060

NET ASSETS	$5,085,811,838	$161,645,665

NET ASSETS CONSISTED OF THE FOLLOWING AT JUNE 30, 2026:
Paid-in-capital	$2,690,290,793	$116,705,976
Total distributable earnings (deficit)	2,395,521,045	44,939,689
NET ASSETS	$5,085,811,838	$161,645,665

NET ASSETS	$—	$161,645,665
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	—	5,298,984
NET ASSET VALUE	$—	$30.51
INVESTOR CLASS SHARES
NET ASSETS	$721,666,797	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	11,870,627	—
NET ASSET VALUE	$60.79	$—
INSTITUTIONAL CLASS SHARES
NET ASSETS	$4,364,145,041	$—
SHARES OUTSTANDING (Unlimited shares authorized, no par value)	71,244,419	—
NET ASSET VALUE	$61.26	$—

[1]	The cost of short-term securities was $273,237,025, $10,746,327, $2,803,622, $0, $135,146, $2,479,489, $43,625,722, and $4,871,516, respectively.
[2]	The cost of foreign currency was $39,235, $44,597, $9, $130,845, $10, $0, $0, and $0, respectively.
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Assets and LiabilitiesJune 30, 2026 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund

$57,435,687	$236,718,272	$2,909,560	$350,271,188	$1,055,436,021	$78,207,718
$86,560,212	$310,214,111	$3,623,842	$593,697,129	$1,566,010,972	$112,296,808
2,803,622	—	135,146	2,479,489	43,625,722	4,871,516
9	130,874	10	—	—	—
28	—	—	—	—	—
806,423	2,767,725	—	5,212,701	9,049,510	—
—	—	—	—	—	—
17,058	198,265	5	202,577	18,620,490	100,702
34,041	389,007	3,379	11,165	78,070	12,170
21,961	26,394	19,734	86,160	88,972	23,464

90,243,354	313,726,376	3,782,116	601,689,221	1,637,473,736	117,304,660

—	97,496	—	—	—	—
—	166,946	—	201,826	1,912,999	5,295
239,142	1,615,308	—	4,084,270	7,562,807	1,354,179
42,316	257,244	—	569,728	747,746	54,692
—	—	—	—	49,913	—
4,958	23,355	1,739	36,398	115,223	9,674
—	365,797	—	—	—	—
39,281	34,963	21,113	41,164	74,510	28,010

325,697	2,561,109	22,852	4,933,386	10,463,198	1,451,850

$89,917,657	$311,165,267	$3,759,264	$596,755,835	$1,627,010,538	$115,852,810

$55,062,955	$211,380,230	$3,004,253	$284,687,861	$992,837,236	$78,661,765
34,854,702	99,785,037	755,011	312,067,974	634,173,302	37,191,045
$89,917,657	$311,165,267	$3,759,264	$596,755,835	$1,627,010,538	$115,852,810

$89,917,657	$311,165,267	$3,759,264	$596,755,835	$—	$115,852,810
4,478,166	24,704,738	279,617	27,774,079	—	4,563,284
$20.08	$12.60	$13.44	$21.49	$—	$25.39

$—	$—	$—	$—	$170,506,439	$—
—	—	—	—	5,112,678	—
$—	$—	$—	$—	$33.35	$—

$—	$—	$—	$—	$1,456,504,099	$—
—	—	—	—	42,758,955	—
$—	$—	$—	$—	$34.06	$—
Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of OperationsJune 30, 2026 (unaudited)

	Driehaus Emerging Markets Growth Fund	Driehaus Emerging Markets Small Cap Growth Fund
INVESTMENT INCOME:
Interest income	$—	$—
Dividend income[1]	42,553,544	1,440,274
Non-cash dividend income	—	—

Total investment income	42,553,544	1,440,274

Expenses:
Investment advisory fees	16,847,993	872,086
Shareholder services fees	746,360	—
Administration fees	796,400	25,232
Transfer agent fees	196,690	6,405
Trustees fees	239,007	8,193
Custody fees	509,512	30,096
Reports to shareholders	63,104	4,040
Professional fees	84,611	2,903
Audit and tax fees	60,556	24,957
Federal and state registration fees	64,371	11,797
Miscellaneous	266,721	12,303
Total expenses	19,875,325	998,012
Investment advisory fees recoupment (reimbursement)	—	5,878
Fees paid indirectly	(129,262)	(20,810)
Net expenses	19,746,063	983,080

Net investment income (loss)	22,807,481	457,194

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS:
Net realized gain (loss) on transactions from:
Investments[2]	401,597,146	17,232,007
Foreign currency	(2,041,055)	1,677
Net realized gain (loss) on investment transactions	399,556,091	17,233,684
Change in net unrealized appreciation (depreciation) on:
Investments[3]	769,684,346	5,153,446
Warrants	—	—
Foreign currency	(358,069)	(38,444)
Net change in unrealized appreciation (depreciation) on investment transactions	769,326,277	5,115,002

Net realized and unrealized gain (loss) on investment transactions	1,168,882,368	22,348,686

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,191,689,849	$22,805,880

[1]	Net of $4,512,689, $132,600, $42,397, $379,381, $6,549, $0, $14,528 and $221 of non-reclaimable foreign taxes withheld, respectively.
[2]	Net realized gain (loss) on transactions from investments are net of $(1,454,902), $(45,388), $(106), $(104,453), $0, $0, $0 and $0 of foreign capital gains taxes, respectively.
[3]
Change in net unrealized appreciation (depreciation) on investments are net of $4,185,725, $(444,107), $0, $(281,334), $0, $0, $0 and $0 of
change in deferred foreign capital gains taxes, respectively.

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of OperationsJune 30, 2026 (unaudited)

Driehaus Global Fund	Driehaus International Small Cap Growth Fund	Driehaus International Developed Equity Fund	Driehaus Micro Cap Growth Fund	Driehaus Small Cap Growth Fund	Driehaus Small/Mid Cap Growth Fund

$5,661	$—	$—	$—	$—	$—
604,387	2,549,469	34,304	347,536	1,621,979	126,920
—	—	2,212	—	—	—

610,048	2,549,469	36,516	347,536	1,621,979	126,920

254,584	1,732,107	12,605	3,125,241	3,892,030	298,761
—	—	—	—	124,878	—
12,423	53,705	550	76,896	207,397	15,382
3,154	10,041	194	19,877	55,454	3,904
4,191	18,790	185	26,140	65,151	5,063
6,597	33,395	2,084	18,594	25,351	10,154
2,405	7,365	1,997	4,695	25,990	2,819
1,518	6,733	67	9,318	23,179	2,795
23,459	27,828	18,278	18,248	18,248	21,359
11,307	15,225	10,865	17,442	36,288	12,016
7,905	34,374	1,914	27,006	73,191	6,526
327,543	1,939,563	48,739	3,343,457	4,547,157	378,779
(29,975)	—	(34,333)	—	—	26,973
(3,816)	(16,023)	—	(68,705)	(97,799)	(7,524)
293,752	1,923,540	14,406	3,274,752	4,449,358	398,228

316,296	625,929	22,110	(2,927,216)	(2,827,379)	(271,308)

3,700,876	20,226,328	52,740	64,367,514	127,613,850	6,815,006
(4,039)	(119,913)	427	—	—	—
3,696,837	20,106,415	53,167	64,367,514	127,613,850	6,815,006

10,598,935	15,508,973	243,768	90,633,819	179,700,988	14,324,319
—	—	—	—	—	—
448	(4,137)	(3)	—	—	—
10,599,383	15,504,836	243,765	90,633,819	179,700,988	14,324,319

14,296,220	35,611,251	296,932	155,001,333	307,314,838	21,139,325

$14,612,516	$36,237,180	$319,042	$152,074,117	$304,487,459	$20,868,017

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Emerging Markets Growth Fund		Driehaus Emerging Markets Small Cap Growth Fund
	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$22,807,481	$55,973,108	$457,194	$645,524
Net realized gain (loss) on investment transactions	399,556,091	242,108,135	17,233,684	17,721,313
Net change in unrealized appreciation (depreciation) on investment transactions	769,326,277	677,399,671	5,115,002	9,132,759

Net increase (decrease) in net assets resulting from operations	1,191,689,849	975,480,914	22,805,880	27,499,596

Distributions from distributable earnings to shareholders:
Fund	—	—	—	(3,084,455)
Investor Class Shares	—	(10,094,254)	—	—
Institutional Class Shares	—	(65,515,137)	—	—

Total distributions to shareholders	—	(75,609,391)	—	(3,084,455)

Capital share transactions:
Proceeds from shares sold:
Fund	—	—	13,428,086	11,988,551
Investor Class	38,966,610	60,145,608	—	—
Institutional Class	422,249,949	704,533,283	—	—
Reinvestment of distributions:
Fund	—	—	—	2,703,613
Investor Class	—	9,758,368	—	—
Institutional Class	—	58,821,454	—	—
Cost of shares redeemed:
Fund	—	—	(13,572,128)	(25,006,609)
Investor Class	(89,076,471)	(171,853,326)	—	—
Institutional Class	(582,816,472)	(601,587,784)	—	—
Redemption fees:
Fund	—	—	—	—
Investor Class	—	—	—	—
Institutional Class	—	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	(210,676,384)	59,817,603	(144,042)	(10,314,445)

Total increase (decrease) in net assets	981,013,465	959,689,126	22,661,838	14,100,696

NET ASSETS:

Beginning of period	$4,104,798,373	$3,145,109,247	$138,983,827	$124,883,131
End of period	$5,085,811,838	$4,104,798,373	$161,645,665	$138,983,827

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Global Fund		Driehaus International Small Cap Growth Fund		Driehaus International Developed Equity Fund
For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025

$316,296	$516,669	$625,929	$2,248,124	$22,110	$23,625
3,696,837	9,147,039	20,106,415	38,811,126	53,167	83,770
10,599,383	3,802,639	15,504,836	31,777,668	243,765	423,174

14,612,516	13,466,347	36,237,180	72,836,918	319,042	530,569

—	(9,458,728)	—	(3,600,004)	—	(54,859)
—	—	—	—	—	—
—	—	—	—	—	—

—	(9,458,728)	—	(3,600,004)	—	(54,859)

8,518,625	6,568,166	21,484,965	88,181,364	262,035	1,401,207
—	—	—	—	—	—
—	—	—	—	—	—

—	2,341,512	—	3,350,420	—	54,859
—	—	—	—	—	—
—	—	—	—	—	—

(2,589,105)	(3,917,178)	(88,482,685)	(55,007,688)	(328,993)	(230,518)
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

5,929,520	4,992,500	(66,997,720)	36,524,096	(66,958)	1,225,548

20,542,036	9,000,119	(30,760,540)	105,761,010	252,084	1,701,258

$69,375,621	$60,375,502	$341,925,807	$236,164,797	$3,507,180	$1,805,922
$89,917,657	$69,375,621	$311,165,267	$341,925,807	$3,759,264	$3,507,180

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

	Driehaus Micro Cap Growth Fund		Driehaus Small Cap Growth Fund
	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income (loss)	$(2,927,216)	$(4,092,604)	$(2,827,379)	$(4,589,811)
Net realized gain (loss) on investment transactions	64,367,514	59,959,511	127,613,850	86,372,544
Net change in unrealized appreciation (depreciation) on investment transactions	90,633,819	68,090,104	179,700,988	90,243,567

Net increase (decrease) in net assets resulting from operations	152,074,117	123,957,011	304,487,459	172,026,300

Distributions from distributable earnings to shareholders:
Fund	—	(56,243,390)	—	—
Investor Class Shares	—	—	—	(214,269)
Institutional Class Shares	—	—	—	(4,679,256)

Total distributions to shareholders	—	(56,243,390)	—	(4,893,525)

Capital share transactions:
Proceeds from shares sold:
Fund	32,567,609	109,565,541	—	—
Investor Class	—	—	60,297,931	27,761,424
Institutional Class	—	—	249,335,406	350,774,981
Reinvestment of distributions:
Fund	—	47,015,855	—	—
Investor Class	—	—	—	213,503
Institutional Class	—	—	—	4,297,087
Cost of shares redeemed:
Fund	(31,732,113)	(78,686,784)	—	—
Investor Class	—	—	(19,651,497)	(70,017,911)
Institutional Class	—	—	(120,596,518)	(329,488,386)
Redemption fees:
Fund	2,670	3,210	—	—
Investor Class	—	—	—	—
Institutional Class	—	—	—	—

Net increase (decrease) in net assets resulting from capital transactions	838,166	77,897,822	169,385,322	(16,459,302)

Total increase (decrease) in net assets	152,912,283	145,611,443	473,872,781	150,673,473

NET ASSETS:

Beginning of period	$443,843,552	$298,232,109	$1,153,137,757	$1,002,464,284
End of period	$596,755,835	$443,843,552	$1,627,010,538	$1,153,137,757

Notes to Financial Statements are an integral part of this Statement.

Driehaus Mutual Funds
Statements of Changes in Net Assets

Driehaus Small/Mid Cap Growth Fund
For the six months ended June 30, 2026 (unaudited)	For the year ended December 31, 2025

$(271,308)	$(370,437)
6,815,006	230,571
14,324,319	6,692,585

20,868,017	6,552,719

—	(351,351)
—	—
—	—

—	(351,351)

11,935,004	35,659,002
—	—
—	—

—	320,300
—	—
—	—

(5,402,940)	(14,644,431)
—	—
—	—

—	—
—	—
—	—

6,532,064	21,334,871

27,400,081	27,536,239

$88,452,729	$60,916,490
$115,852,810	$88,452,729

Notes to Financial Statements are an integral part of this Statement.

Driehaus Emerging Markets Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$47.04	$36.84	$34.58	$31.69	$41.20	$49.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.21	0.55	0.44	0.45	0.28	(0.07)
Net realized and unrealized gain (loss) on investments	13.54	10.45	2.15	3.07	(9.56)	(0.93)
Total income (loss) from investment operations	13.75	11.00	2.59	3.52	(9.28)	(1.00)
LESS DISTRIBUTIONS:
Net investment income	—	(0.80)	(0.33)	(0.63)	(0.20)	—
Net realized gain	—	—	—	—	(0.03)	(6.89)
Total distributions	—	(0.80)	(0.33)	(0.63)	(0.23)	(6.89)
Redemption fees added to paid-in capital	—	—	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$60.79	$47.04	$36.84	$34.58	$31.69	$41.20
Total Return	29.23%[3]	29.92%	7.47%	11.14%	(22.54)%	(1.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$721,667	$601,677	$562,555	$570,927	$572,323	$844,522
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.06%[4]	1.14%	1.21%	1.30%	1.35%	1.29%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.05%[4]	1.13%	1.20%	1.29%	1.34%	1.28%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.79%[4]	1.35%	1.17%	1.37%	0.81%	(0.13)%
Portfolio turnover	57%[3]	137%	118%	126%	160%	169%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$47.34	$37.07	$34.80	$31.88	$41.36	$49.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.28	0.66	0.53	0.54	0.37	0.05
Net realized and unrealized gain (loss) on investments	13.64	10.51	2.16	3.09	(9.61)	(0.94)
Total income (loss) from investment operations	13.92	11.17	2.69	3.63	(9.24)	(0.89)
LESS DISTRIBUTIONS:
Net investment income	—	(0.90)	(0.42)	(0.71)	(0.21)	—
Net realized gain	—	—	—	—	(0.03)	(6.89)
Total distributions	—	(0.90)	(0.42)	(0.71)	(0.24)	(6.89)
Redemption fees added to paid-in capital	—	—	—	0.00 [2]	0.00 [2]	0.00 [2]
Net asset value, end of period	$61.26	$47.34	$37.07	$34.80	$31.88	$41.36
Total Return	29.41%[3]	30.22%	7.72%	11.42%	(22.36)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$4,364,145	$3,503,121	$2,582,554	$2,008,578	$1,484,392	$1,482,582
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.83%[4]	0.90%	0.97%	1.08%	1.12%	1.07%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.82%[4]	0.89%	0.96%	1.07%	1.11%	1.06%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	1.02%[4]	1.59%	1.40%	1.61%	1.07%	0.10%
Portfolio turnover	57%[3]	137%	118%	126%	160%	169%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$26.30	$21.69	$19.00	$17.43	$22.11	$19.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.09	0.12	0.14	0.16	0.09	0.06
Net realized and unrealized gain (loss) on investments	4.12	5.08	2.70	1.62	(4.77)	2.98
Total income (loss) from investment operations	4.21	5.20	2.84	1.78	(4.68)	3.04
LESS DISTRIBUTIONS:
Net investment income	—	(0.59)	(0.15)	(0.21)	—	(0.01)
Total distributions	—	(0.59)	(0.15)	(0.21)	—	(0.01)
Redemption fees added to paid-in capital	—	—	—	0.00 [1]	0.00 [1]	0.00 [1]
Net asset value, end of period	$30.51	$26.30	$21.69	$19.00	$17.43	$22.11
Total Return	16.01%[2]	24.06%	14.94%	10.23%	(21.17)%	15.93%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$161,646	$138,984	$124,883	$107,814	$102,629	$116,644
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.26%[3]	1.30%	1.32%	1.36%	1.44%	1.37%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	1.24%[3]	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.58%[3]	0.51%	0.69%	0.78%	0.53%	0.28%
Portfolio turnover	53%[2]	82%	95%	161%	149%	178%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.00%, 0.00%, 0.00%, 0.01% and 0.03% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

[5]
Effective December 31, 2020, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 1.24% of average daily net assets until April 30, 2027.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Global Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$16.71	$15.57	$13.34	$11.33	$14.25	$15.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.07	0.13	0.09	0.17	0.22	0.12
Net realized and unrealized gain (loss) on investments	3.30	3.35	3.44	2.03	(2.90)	(0.21)
Total income (loss) from investment operations	3.37	3.48	3.53	2.20	(2.68)	(0.09)
LESS DISTRIBUTIONS:
Net investment income	—	(0.14)	(0.09)	(0.19)	(0.24)	(0.22)
Net realized gain	—	(2.20)	(1.21)	—	—	(0.61)
Total distributions	—	(2.34)	(1.30)	(0.19)	(0.24)	(0.83)
Redemption fees added to paid-in capital	—	—	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$20.08	$16.71	$15.57	$13.34	$11.33	$14.25
Total Return	20.17%[2]	22.59%	26.48%	19.46%	(18.86)%	(0.53)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$89,918	$69,376	$60,376	$52,492	$46,642	$57,728
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.84%[3]	0.84%	0.91%	1.13%	1.36%	1.31%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.75%[3]	0.75%	0.75%	0.83%	0.99%	0.99%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.81%[3]	0.77%	0.55%	1.32%	1.90%	0.92%
Portfolio turnover	56%[2]	119%	109%	179%	92%	101%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]
Effective April 30, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related expenses, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) would not exceed the Fund’s operating expense cap of 0.75% of average daily net assets until April 30, 2027. From May 1, 2019 to April 29, 2023, the annual operating expense limitation was 0.99%.

[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$11.44	$8.97	$8.74	$7.90	$11.06	$12.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.03	0.07	0.06	0.05	0.06	0.04
Net realized and unrealized gain (loss) on investments	1.13	2.52	0.22	0.89	(2.75)	1.42
Total income (loss) from investment operations	1.16	2.59	0.28	0.94	(2.69)	1.46
LESS DISTRIBUTIONS:
Net investment income	—	(0.12)	(0.05)	(0.10)	—	(0.04)
Net realized gain	—	—	—	—	(0.47)	(2.95)
Total distributions	—	(0.12)	(0.05)	(0.10)	(0.47)	(2.99)
Redemption fees added to paid-in capital	—	—	—	0.00 [1]	0.00 [1]	0.00 [1]
Net asset value, end of period	$12.60	$11.44	$8.97	$8.74	$7.90	$11.06
Total Return	10.14%[2]	28.92%	3.15%	11.95%	(24.40)%	12.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$311,165	$341,926	$236,165	$221,040	$216,814	$332,312
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.12%[3]	1.13%	1.14%	1.17%	1.16%	1.15%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.11%[3]	1.12%	1.13%	1.16%	1.16%	1.14%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	0.36%[3]	0.76%	0.63%	0.49%	0.72%	0.32%
Portfolio turnover	46%[2]	100%	87%	80%	75%	93%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus International Developed Equity Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the period April 30, 2024* through December 31, 2024
Net asset value, beginning of period	$12.25	$9.92	$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	0.08	0.09	0.03
Net realized and unrealized gain (loss) on investments	1.11	2.45	(0.08)
Total income (loss) from investment operations	1.19	2.54	(0.05)
LESS DISTRIBUTIONS:
Net investment income	—	(0.09)	(0.03)
Net realized gain	—	(0.12)	—
Total distributions	—	(0.21)	(0.03)
Net asset value, end of period	$13.44	$12.25	$9.92
Total Return	9.71%[1]	25.60%	(0.51)%[1]
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$3,759	$3,507	$1,806
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	2.71%[2]	3.85%	11.05%[2]
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	0.80%[2]	0.80%	0.80%[2]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[3,4]	1.23%[2]	0.89%	0.68%[2]
Portfolio turnover	50%[1]	94%	62%[1]

*	Fund commenced operations on April 30, 2024.
[1]	Not annualized.
[2]	Annualized.
[3]
The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April
30, 2027.

[4]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.07%, 0.01% and 0.00% for the years 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$16.03	$13.96	$11.10	$10.05	$16.33	$19.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.11)	(0.10)	(0.11)	(0.11)	(0.11)	(0.22)
Net realized and unrealized gain (loss) on investments	5.57	4.36	3.51	1.26	(5.35)	4.44
Total income (loss) from investment operations	5.46	4.26	3.40	1.15	(5.46)	4.22
LESS DISTRIBUTIONS:
Net investment income	—	(0.05)	(0.30)	—	—	—
Net realized gain	—	(2.15)	(0.24)	—	(0.82)	(7.88)
Tax return of capital	—	—	—	(0.10)	—	—
Total distributions	—	(2.20)	(0.54)	(0.10)	(0.82)	(7.88)
Redemption fees added to paid-in capital	0.00 [1]	0.01	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$21.49	$16.03	$13.96	$11.10	$10.05	$16.33
Total Return	34.06%[2]	30.88%	30.58%	11.44%	(33.53)%	24.73%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$596,756	$443,844	$298,232	$222,428	$176,208	$341,269
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	1.34%[3]	1.34%	1.37%	1.41%	1.42%	1.38%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	1.31%[3]	1.30%	1.33%	1.36%	1.37%	1.35%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4]	(1.17)%[3]	(1.12)%	(0.98)%	(1.10)%	(0.87)%	(1.26)%
Portfolio turnover	59%[2]	142%	116%	128%	108%	109%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.03%, 0.05%, 0.05%, 0.04%, 0.04% and 0.03%, for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Investor Class
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$26.67	$22.91	$18.17	$15.34	$23.76	$23.62
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.09)[1]	(0.15)[1]	(0.12)[1]	(0.09)[1]	(0.09)[1]	(0.14)
Net realized and unrealized gain (loss) on investments	6.77	3.97	5.11	2.99	(8.01)	4.80
Total income (loss) from investment operations	6.68	3.82	4.99	2.90	(8.10)	4.66
LESS DISTRIBUTIONS:
Net investment income	—	(0.06)	(0.25)	(0.06)	—	—
Net realized gain	—	—	—	—	(0.33)	(4.52)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	—	(0.06)	(0.25)	(0.07)	(0.33)	(4.52)
Redemption fees added to paid-in capital	—	—	—	0.00 [2]	0.01	—
Net asset value, end of period	$33.35	$26.67	$22.91	$18.17	$15.34	$23.76
Total Return	25.05%[3]	16.66%	27.44%	18.92%	(34.11)%	21.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$170,506	$100,617	$129,482	$91,508	$67,143	$96,371
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.90%[4]	0.93%	0.90%	0.97%	1.00%	0.99%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.88%[4]	0.91%	0.88%	0.94%[6]	0.96%[6]	1.11%[6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.63)%[4]	(0.66)%	(0.53)%	(0.52)%[6]	(0.54)%[6]	(0.97)%[6]
Portfolio turnover	73%[3]	152%	112%	154%	169%	149%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.04%, 0.03%, 0.02%, 0.02% and 0.02% for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

[6]
The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Investor Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Investor Class’s operating expense cap of 1.20% of average daily net assets until April 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small Cap Growth Fund — Institutional Class
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$27.22	$23.37	$18.53	$15.64	$24.15	$23.88
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.06)[1]	(0.10)[1]	(0.07)[1]	(0.05)[1]	(0.05)[1]	(0.11)
Net realized and unrealized gain (loss) on investments	6.90	4.07	5.20	3.05	(8.14)	4.90
Total income (loss) from investment operations	6.84	3.97	5.13	3.00	(8.19)	4.79
LESS DISTRIBUTIONS:
Net investment income	—	(0.12)	(0.29)	(0.10)	—	—
Net realized gain	—	—	—	—	(0.33)	(4.52)
Tax return of capital	—	—	—	(0.01)	—	—
Total distributions	—	(0.12)	(0.29)	(0.11)	(0.33)	(4.52)
Redemption fees added to paid-in capital	—	—	—	0.00 [2]	0.01	—
Net asset value, end of period	$34.06	$27.22	$23.37	$18.53	$15.64	$24.15
Total Return	25.13%[3]	16.99%	27.67%	19.19%	(33.93)%	21.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$1,456,504	$1,052,521	$872,982	$470,082	$386,295	$512,941
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.69%[4]	0.69%	0.70%	0.73%	0.75%	0.73%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	0.67%[4]	0.67%	0.68%	0.70%[6]	0.71%[6]	0.71%[6]
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[5]	(0.42)%[4]	(0.42)%	(0.33)%	(0.29)%[6]	(0.28)%[6]	(0.58)%[6]
Portfolio turnover	73%[3]	152%	112%	154%	169%	149%

[1]	Net investment income (loss) per share has been calculated using the average shares method.
[2]	Amount represents less than $0.01 per share.
[3]	Not annualized.
[4]	Annualized.
[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.02%, 0.04%, 0.03%, 0.02%, 0.02% and 0.02%, for the years 2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

[6]
The Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual operating expenses for the Institutional Class (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Institutional Class’s operating expense cap of 0.95% of average daily net assets until April 30, 2023.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Financial Highlights

	For the six month period January 1, 2026 through June 30, 2026 (unaudited)	For the year ended December 31, 2025	For the year ended December 31, 2024	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Net asset value, beginning of period	$20.65	$18.88	$14.99	$12.41	$18.75	$17.19
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.05)	(0.05)	(0.05)	(0.07)	(0.07)	(0.12)
Net realized and unrealized gain (loss) on investments	4.79	1.91	4.00	2.65	(5.81)	3.17
Total income (loss) from investment operations	4.74	1.86	3.95	2.58	(5.88)	3.05
LESS DISTRIBUTIONS:
Net investment income	—	(0.09)	(0.06)	—	—	—
Net realized gain	—	—	—	—	(0.46)	(1.49)
Total distributions	—	(0.09)	(0.06)	—	(0.46)	(1.49)
Redemption fees added to paid-in capital	—	—	—	0.00 [1]	0.00 [1]	—
Net asset value, end of period	$25.39	$20.65	$18.88	$14.99	$12.41	$18.75
Total Return	22.95%[2]	9.83%	26.37%	20.79%	(31.45)%	18.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s)	$115,853	$88,453	$60,916	$14,575	$12,933	$23,174
Ratio of total expenses before reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets	0.76%[3]	0.79%	0.84%	1.32%	1.54%	1.31%
Ratio of total expenses net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	0.80%[3]	0.80%	0.80%	0.90%	0.95%	0.95%
Ratio of net investment income (loss) (including interest expense) net of reimbursements, waivers, recoupments and/or fees paid indirectly to average net assets[4,5]	(0.55)%[3]	(0.56)%	(0.39)%	(0.49)%	(0.48)%	(0.70)%
Portfolio turnover	74%[2]	152%	129%	148%	188%	191%

[1]	Amount represents less than $0.01 per share.
[2]	Not annualized.
[3]	Annualized.
[4]
Such ratios are after administrative and transfer agent waivers and adviser expense reimbursements, when applicable. BNY Mellon Investment
Servicing (US) Inc., the prior administrative agent and transfer agent, and The Northern Trust Company, the current administrative agent and transfer agent, waived a portion of their fees beginning with the Fund’s commencement of operations, May 1, 2020 through July 31, 2020.
Effective September 7, 2023, the Adviser contractually agreed to waive its investment advisory fee or absorb other operating expenses to the extent necessary to ensure that total annual Fund operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures, and extraordinary expenses) would not exceed the Fund’s operating expense cap of 0.80% of average daily net assets until April 30, 2027. Prior to September 7, 2023, the annual expense limitation was 0.95%.

[5]
Such ratios are net of fees paid indirectly (see Note C in the Notes to Financial Statements). The ratio for the Fund includes the effect of fees paid indirectly which impacted the ratio by 0.01%, 0.04%, 0.01%, 0.02%, 0.01% and 0.02% for the years  2021, 2022, 2023, 2024, 2025 and for the six month period ended June 30, 2026.

Notes to Financial Statements are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited)

A. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization
The Driehaus Mutual Funds (the “Trust”) is an open-end registered management investment company under the Investment Company Act of 1940 (the “1940 Act”), as amended, organized as a Delaware statutory trust, with eight separate series currently in operation. The Trust was organized under an Agreement and Declaration of Trust dated May 31, 1996, as subsequently amended and restated as of June 6, 2013, and as further amended to date, and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The eight series (each a “Fund”, and collectively, the “Funds”) included in this report are as follows:
Fund	Commencement of Operations
Emerging Markets Growth Fund	12/31/97
Emerging Markets Small Cap Growth Fund	08/22/11
Global Fund	04/10/17
International Small Cap Growth Fund	09/17/07
International Developed Equity Fund	04/30/24
Micro Cap Growth Fund	11/18/13
Small Cap Growth Fund	08/21/17
Small/Mid Cap Growth Fund	05/01/20
The Emerging Markets Growth Fund and Small Cap Growth Fund each offer two classes of shares, designated as Institutional Class and Investor Class. Each class of shares represents an interest in the same portfolio of investments of the respective Fund and voting privileges with respect to the Fund in general. Investment-related income, expenses, realized and unrealized gains and losses and non-class specific operating expenses are allocated to each class based upon the assets of each class relative to the total assets of the Fund. Each class of shares has exclusive voting rights with respect to any matters involving only that class. The classes of each Fund pay pro rata the costs of management of that Fund’s portfolio, including the investment advisory fee. Each class of a Fund bears the cost of its own transfer agency and shareholder servicing arrangements, and any other class-specific expenses, which will result in differing expenses by class.
The Emerging Markets Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of emerging markets companies.
The Emerging Markets Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization emerging markets companies.
The Global Fund seeks to maximize capital appreciation, using a growth style of investment, by investing primarily in equity securities of issuers located throughout the world, including the U.S. and in both developed and emerging markets.
The International Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of smaller capitalization non-U.S. companies.
The International Developed Equity Fund seeks to maximize capital appreciation by investing primarily in equity securities of companies located in non-U.S. developed market countries.
The Micro Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of micro capitalization U.S. companies.
The Small Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small capitalization U.S. companies.
The Small/Mid Cap Growth Fund seeks to maximize capital appreciation by investing primarily in equity securities of small/medium capitalization U.S. companies.
The presentation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

those estimates. The Funds, which are investment companies within the scope of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08, follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1.  All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments. Money market fund investments are valued at the fund's net asset value.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty.
Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Global Fund, International Small Cap Growth Fund, and International Developed Equity Fund, if quotations are not readily available or if the values have been materially affected by events occurring after the closing of a foreign market assets may be valued at fair value as determined in good faith by the investment adviser of the Funds. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. These funds also use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the “valuation designee” appointed by the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of June 30, 2026:
Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$126,669,990	$—	$126,669,990	$—
Europe	221,687,757	—	221,687,757	— *
Far East
China	705,673,226	5,642,235	700,030,991	—
Hong Kong	140,153,373	—	140,153,373	—
India	399,906,598	55,072,000	344,834,598	—
Japan	61,543,528	—	61,543,528	—
South Korea	997,343,350	—	997,343,350	—
Taiwan	1,387,762,500	186,954,806	1,200,807,694	—
Middle East	69,244,285	—	69,244,285	—
North America	335,212,027	335,212,027	—	—
South America	351,937,225	351,937,225	—	—
Preferred Stocks
South America	35,205,563	35,205,563	—	—
Short Term Investments	273,237,025	273,237,025	—	—
Total	$5,105,576,447	$1,243,260,881	$3,862,315,566	$—

*Level 3 security has zero value.
The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of June 30, 2026:
Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
Cameroon	$1,554,360	$1,554,360	$—	$—
South Africa	3,187,777	—	3,187,777	—
Europe
Greece	4,085,818	—	4,085,818	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Poland	$2,081,312	$—	$2,081,312	$—
Spain	1,045,936	—	1,045,936	—
Switzerland	1,611,914	1,611,914	—	—
Turkey	1,878,875	—	1,878,875	—
United Kingdom	886,728	—	886,728	—
Far East
Australia	2,293,787	—	2,293,787	—
China	16,088,563	3,588,980	12,499,583	—
Hong Kong	636,982	—	636,982	—
India	34,886,497	—	34,886,497	—
Singapore	2,393,512	—	2,393,512	—
South Korea	21,401,913	—	21,401,913	—
Taiwan	29,338,162	—	29,338,162	—
Uzbekistan	1,053,323	—	1,053,323	—
Vietnam	2,872,579	—	2,872,579	—
Middle East
Saudi Arabia	1,539,860	1,539,860	—	—
United Arab Emirates	1,156,331	—	1,156,331	—
North America	14,136,640	14,136,640	—	—
South America	10,671,771	10,671,771	—	—
Preferred Stocks
South America	822,823	822,823	—	—
Short Term Investments	10,746,327	10,746,327	—	—
Total	$166,371,790	$44,672,675	$121,699,115	$—
The following is a summary of the inputs used to value the Global Fund’s investments as of June 30, 2026:
Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$918,376	$—	$918,376	$—
Finland	505,603	505,603	—	—
France	771,221	—	771,221	—
Germany	1,989,545	—	1,989,545	—
Ireland	2,455,431	2,455,431	—	—
Italy	675,367	—	675,367	—
Netherlands	1,449,489	—	1,449,489	—
Spain	819,104	—	819,104	—
Sweden	570,328	—	570,328	—
Switzerland	1,619,958	—	1,619,958	—
United Kingdom	5,955,161	1,260,132	4,695,029	—
Far East
Australia	875,636	—	875,636	—
China	1,094,176	—	1,094,176	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Hong Kong	$607,417	$—	$607,417	$—
India	729,146	729,146	—	—
Japan	9,463,394	—	9,463,394	—
Singapore	562,193	—	562,193	—
South Korea	308,522	—	308,522	—
Taiwan	3,745,280	—	3,745,280	—
Uzbekistan	210,677	—	210,677	—
North America	49,676,702	49,676,702	—	—
South America	1,193,283	1,193,283	—	—
Preferred Stocks
South America	364,203	364,203	—	—
Short Term Investments	2,803,622	2,803,622	—	—
Total	$89,363,834	$58,988,122	$30,375,712	$—
The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of June 30, 2026:
Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa	$2,210,618	$—	$2,210,618	$—
Europe
Austria	16,120,628	—	16,120,628	—
Belgium	1,645,389	1,645,389	—	—
Denmark	7,679,400	—	7,679,400	—
Finland	6,248,126	—	6,248,126	—
Germany	21,208,497	—	21,208,497	—
Greece	1,495,549	—	1,495,549	—
Ireland	9,905,325	2,408,869	7,496,456	—
Italy	5,656,568	—	5,656,568	—
Netherlands	9,976,974	—	9,976,974	—
Spain	4,316,972	—	4,316,972	—
Sweden	4,370,016	—	4,370,016	—
Switzerland	16,294,997	—	16,294,997	—
United Kingdom	51,941,450	12,926,062	39,015,388	—
Far East	109,388,992	—	109,388,992	—
North America	37,229,840	37,229,840	—	—
South America	4,524,770	4,524,770	—	—
Total	$310,214,111	$58,734,930	$251,479,181	$—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the International Developed Equity Fund’s investments as of June 30, 2026:
Assets	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$73,055	$—	$73,055	$—
Finland	63,040	—	63,040	—
France	291,241	—	291,241	—
Germany	290,688	—	290,688	—
Ireland	147,087	147,087	—	—
Italy	178,737	—	178,737	—
Netherlands	502,883	62,108	440,775	—
Spain	96,158	—	96,158	—
Sweden	56,877	—	56,877	—
Switzerland	314,052	—	314,052	—
United Kingdom	443,320	—	443,320	—
Far East	962,041	—	962,041	—
Middle East	21,372	21,372	—	—
North America	183,291	183,291	—	—
Short Term Investments	135,146	135,146	—	—
Total	$3,758,988	$549,004	$3,209,984	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of June 30, 2026:
Assets*	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$593,697,129	$593,697,129	$—	$—
Short Term Investments	2,479,489	2,479,489	—	—
Total	$596,176,618	$596,176,618	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of June 30, 2026:
Assets*	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$1,566,010,972	$1,566,010,972	$—	$—
Short Term Investments	43,625,722	43,625,722	—	—
Total	$1,609,636,694	$1,609,636,694	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of June 30, 2026:
Assets*	Total Value at June 30, 2026	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$112,296,808	$112,296,808	$—	$—
Short Term Investments	4,871,516	4,871,516	—	—
Total	$117,168,324	$117,168,324	$—	$—

* See Schedule of Investments for industry breakout.
As of June 30, 2026, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund.
Federal Income Taxes
No provision is made for Federal income taxes since each Fund has elected to be taxed as a “regulated investment company” under Subchapter M of the Internal Revenue Code (the “Code”) and has made and declared all the required distributions to its shareholders in amounts sufficient to relieve each Fund from all or substantially all Federal income and excise taxes under provisions of current Federal tax law.
Each Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2025, 2024, 2023, and 2022 remain open to Federal and state audit. As of December 31, 2025, management has evaluated the application of these standards to each Fund, and has determined that no provision for income tax is required in each Fund's financial statements for uncertain tax provisions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes are provided for based on the Funds' understanding of the tax rules and regulations that exist in the foreign markets in which they invest. Any deferred foreign capital gains tax is accrued based upon net unrealized gains, and is payable upon sale of such investment.
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.
For the year ended December 31, 2025, reclassifications were recorded to distributable earnings (deficit) and paid-in capital for any permanent tax differences. These reclassifications relate primarily to net operating losses, certain non-deductible expenses, and distributions paid in excess of the Subchapter M requirement. Results of operations and net assets were not affected by these reclassifications.
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Paid-in capital	$—	$(4,926)	$—	$—
Total distributable earnings (deficit)	—	4,926	—	—

	International Developed Equity Fund	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Paid-in capital	$(4)	$—	$(2,935,485)	$(41,181)
Total distributable earnings (deficit)	4	—	2,935,485	41,181

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Accumulated capital losses represent net capital loss carryovers that may be available for an unlimited period to offset future realized capital gains and thereby reduce future capital gains distributions. Capital loss carryovers retain the character of the original loss. The following table shows the amounts of capital loss carryovers, if any, by each of the applicable Funds as of December 31, 2025:
Not Subject to Expiration
Fund	Short-Term	Long-Term
Emerging Markets Growth Fund	$—	$—
Emerging Markets Small Cap Growth Fund	5,078,903	—
Global Fund	—	—
International Small Cap Growth Fund	—	—
International Developed Equity Fund	—	—
Micro Cap Growth Fund	—	—
Small Cap Growth Fund	—	—
Small/Mid Cap Growth Fund	2,231,197	—
During the year ended December 31, 2025, the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, International Small Cap Growth Fund, International Developed Equity Fund, Small Cap Growth Fund and Small/Mid Cap Growth Fund utilized $(202,616,964), $(16,118,341), $(31,783,127), $(78,303), $(60,691,032) and $(116,064), respectively, of capital loss carryforwards.
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat post-October losses and certain ordinary losses recognized between November 1 and December 31 as occurring on the first day of the following tax year. For the year ended December 31, 2025, the following qualified post-October losses and late-year ordinary losses were deferred and recognized on January 1, 2026:
Fund	Late-Year Ordinary Loss Deferral	Post October Loss Deferral	Total
Emerging Markets Growth Fund	$—	$—	$—
Emerging Markets Small Cap Growth Fund	134,071	—	134,071
Global Fund	—	—	—
International Small Cap Growth Fund	—	—	—
International Developed Equity Fund	—	4,014	4,014
Micro Cap Growth Fund	—	—	—
Small Cap Growth Fund	—	—	—
Small/Mid Cap Growth Fund	40,817	—	40,817

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

Distributions to Shareholders
The tax character of distributions paid during the years ended December 31, 2025, and December 31, 2024, were as follows:
Fund	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
Emerging Markets Growth Fund	2025	$75,609,391	$—	$—	$75,609,391
	2024	33,987,974	—	—	33,987,974
Emerging Markets Small Cap Growth Fund	2025	3,084,455	—	—	3,084,455
	2024	850,001	—	—	850,001
Global Fund	2025	3,705,371	5,753,357	—	9,458,728
	2024	2,062,099	2,892,981	—	4,955,080
International Small Cap Growth Fund	2025	3,600,004	—	—	3,600,004
	2024	1,199,995	—	—	1,199,995
International Developed Equity Fund	2025	23,726	31,133	—	54,859
	2024	5,146	—	—	5,146
Micro Cap Growth Fund	2025	3,219,383	53,024,007	—	56,243,390
	2024	5,343,643	5,937,761	—	11,281,404
Small Cap Growth Fund	2025	4,893,525	—	—	4,893,525
	2024	12,000,002	—	—	12,000,002
Small/Mid Cap Growth Fund	2025	351,351	—	—	351,351
	2024	200,000	—	—	200,000
As of December 31, 2025, the components of net assets on a tax basis were as follows:
	Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
Undistributed ordinary income	$7,465,778	$—	$706,125	$1,774,479
Undistributed long-term capital gain	31,878,367	—	1,162,976	6,722,620
Accumulated earnings	39,344,145	—	1,869,101	8,497,099
Accumulated capital and other losses	—	(5,212,974)	—	—
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	1,164,487,051	27,346,783	18,373,085	55,050,758
Net assets	$1,203,831,196	$22,133,809	$20,242,186	$63,547,857

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	International Developed Equity Fund	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
Undistributed ordinary income	$226	$6,195,221	$—	$—
Undistributed long-term capital gain	—	6,484,673	17,890,631	—
Accumulated earnings	226	12,679,894	17,890,631	—
Accumulated capital and other losses	(4,014)	—	—	(2,272,014)
Unrealized appreciation (depreciation) on investments, securities sold short, warrants and swaps	439,757	147,313,963	311,795,212	18,595,042
Net assets	$435,969	$159,993,857	$329,685,843	$16,323,028
The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives for Federal income tax purposes as of June 30, 2026, were as follows:
Fund	Tax Cost Basis	Gross Appreciation	Gross Depreciation	Net Appreciation/ Depreciation
Emerging Markets Growth Fund	$3,165,581,671	$2,095,788,092	$(115,399,852)	$1,980,388,240
Emerging Markets Small Cap Growth Fund	132,957,357	41,252,843	(6,233,737)	35,019,106
Global Fund	60,372,750	29,865,051	(740,526)	29,124,525
International Small Cap Growth Fund	238,848,762	80,926,916	(7,431,077)	73,495,839
International Developed Equity Fund	3,058,908	787,546	(73,264)	714,282
Micro Cap Growth Fund	358,103,616	254,202,051	(10,776,110)	243,425,941
Small Cap Growth Fund	1,114,891,161	548,887,436	(38,312,485)	510,574,951
Small/Mid Cap Growth Fund	84,436,814	37,025,827	(2,936,737)	34,089,090
The differences between book-basis and tax-basis unrealized appreciation are attributable primarily to the tax deferral of losses on wash sales and PFIC mark-to-market.
The Funds adopted FASB ASU 2023-09, Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the result of its operations.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On June 30, 2026, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased in the Statements of Assets and Liabilities.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Indemnifications
Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against a Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Operating Segments
Each Fund represents a single operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Treasurer and Assistant Treasurer of the Funds' act together as the Funds' CODM. Each individual Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Funds' long-term strategic asset allocation is pre-determined in accordance with the Funds' single investment objective which is executed by each Funds' portfolio managers as a team. The financial information in the form of each Funds' portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Funds' comparative benchmarks and to make resource allocation decisions for the Funds' single segment, is consistent with that presented within each Funds' financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At June 30, 2026, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At June 30, 2026, the Funds had no such outstanding commitments.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as futures, options, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2026, through June 30, 2026, the Funds did not use derivative instruments. Detail regarding each derivative type is included below.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation on the Statements of Operations. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation) reflected on the Statements of Assets and Liabilities. In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES, AND ADMINISTRATIVE FEES
Driehaus Capital Management LLC (“DCM” or the “Adviser”), a registered investment adviser, serves as the investment adviser and valuation designee to the Funds.  As of June 30, 2026, the Driehaus Trust Company (“DTC”) has authority over a controlling interest in the Adviser through management control of the Adviser's direct owner, Driehaus Capital Holdings LLLP.  As of June 30, 2026, DTC and other affiliates together had authority over a controlling interest in the Global Fund and the International Developed Equity Fund and substantial, non-controlling interests in certain other Funds.
In return for its services to the Funds, the Adviser receives monthly fees. Emerging Markets Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.05% on the first $1.5 billion, 0.75% over $1.5 billion and up to $2.5 billion, and 0.50% in excess of $2.5 billion of average daily net assets. Emerging Markets Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 1.10% of average daily net assets. Global Fund pays the Adviser a management fee computed and accrued daily at the annual rate of 0.65% of average daily net assets. International Small Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.00% of average daily net assets. International Developed Equity Fund pays the Adviser a monthly fee computed and accrued daily at the annual rate of 0.70% of average daily net assets. Micro Cap Growth Fund pays the Adviser a monthly fee computed and accrued daily at an annual rate of 1.25% of average daily net assets. Small Cap Growth Fund and Small/Mid Cap Growth pay the Adviser a monthly fee computed and accrued daily at an annual rate of 0.60% of average daily net assets.
DCM entered into a contractual agreement to cap Emerging Markets Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 1.24% of average daily net assets until April 30, 2027. For the period January 1, 2026 through June 30, 2026, DCM recouped previously waived fees for Emerging Markets Small Cap Growth Fund totaling $5,878 under this agreement.
DCM entered into a contractual agreement to cap the Global Fund’s annual ordinary operating  expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.75% of average daily net assets until April 30, 2027. Prior to April 30, 2023, the cap was 0.99%. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2026 through June 30, 2026, DCM waived fees for Global Fund totaling $29,975 under this agreement.
DCM entered into a contractual agreement to cap the International Developed Equity Fund's annual ordinary operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales, other investment-related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2027. DCM is entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2026 through June 30, 2026, DCM waived fees for International Developed Equity Fund totaling $34,333 under this agreement.
DCM entered into a contractual agreement to cap Small Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business)

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

at 1.20% of average daily net assets for the Investor Class and 0.95% of average daily net assets for the Institutional Class until April 30, 2023. DCM was entitled to recoupment for previously waived fees and reimbursed expenses to the extent that the Fund’s expense ratio remained below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2026 through June 30, 2026, DCM did not reimburse or recoup any fees for the Investor or Institutional Class shares of the Small Cap Growth Fund under this agreement.
DCM entered into a contractual agreement to cap Small/Mid Cap Growth Fund’s annual operating expenses (other than interest, taxes, brokerage commissions, dividends and interest on short sales and other portfolio transaction expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) at 0.80% of average daily net assets until April 30, 2027. Prior to September 6, 2023, the cap was 0.95%. DCM is entitled to recoupment of previously waived fees and reimbursed expenses to the extent that the expense ratio remains below the operating expense cap in place at the time of the waiver and the current operating expense cap for a period not to exceed three years from the date on which the waiver or reimbursement was made. For the period January 1, 2026 through June 30, 2026, DCM recouped previously waived fees for Small/Mid Cap Growth Fund totaling $26,973 under this agreement.
The table below indicates the amount of fees available for recoupment by DCM in future periods:
Period ended December 31	Emerging Markets Small Cap Growth Fund	Global Fund	International Developed Equity Fund	Small/Mid Cap Growth Fund
2026	$52,360	$70,503	$—	$12,217
2027	85,349	86,673	78,939	14,719
2028	70,253	57,669	80,845	7,665
2029	9,636	29,975	34,333	—
Total	$217,598	$244,820	$194,117	$34,601
The Emerging Markets Growth Fund incurred $16,847,993 for investment advisory fees during the six months ended June 30, 2026, of which $2,937,932 was payable to DCM at June 30, 2026. The Emerging Markets Small Cap Growth Fund incurred $872,086 for investment advisory fees during the six months ended June 30, 2026, of which $148,226 was payable to DCM at June 30, 2026. The Global Fund incurred $254,584 for investment advisory fees during the six months ended June 30, 2026, of which $42,316 was payable to DCM at June 30, 2026. The International Small Cap Growth Fund incurred $1,732,107 for investment advisory fees during the six months ended June 30, 2026, of which $257,244 was payable to DCM at June 30, 2026. The International Developed Equity Fund incurred $12,605 for investment advisory fees during the year ended June 30, 2026, of which $0 was payable to DCM at June 30, 2026. The Micro Cap Growth Fund incurred $3,125,241 for investment advisory fees during the six months ended June 30, 2026, of which $569,728 was payable to DCM at June 30, 2026. The Small Cap Growth Fund incurred $3,892,030 for investment advisory fees during the six months ended June 30, 2026, of which $747,746 was payable to DCM at June 30, 2026. The Small/Mid Cap Growth Fund incurred $298,761 for investment advisory fees during the six months ended June 30, 2026, of which $54,692 was payable to DCM at June 30, 2026.
The Funds direct certain portfolio trades, subject to obtaining the best price and execution, to brokers who have agreed to pay a portion of the Funds’ operating expenses using part of the commissions generated. For the period ended June 30, 2026, these arrangements reduced the expenses of Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund, Global Fund, International Small Cap Growth Fund, International Developed Equity Fund, Micro Cap Growth Fund, Small Cap Growth Fund and Small/Mid Cap Growth Fund by $129,262 (0.7%), $20,810 (2.1%), $3,816 (1.2%), $16,023 (0.8%), $0 (0.0%), $68,705 (2.1%), $97,799 (2.2%) and $7,524 (2.0%), respectively.
The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to minimize trading costs, where permissible. For the six months ended June 30, 2026, the Funds did not engage in any purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.
The Adviser is a party to a Fee Reimbursement Agreement (“Agreement”) with the Emerging Markets Growth Fund, and the Small Cap Growth Fund. Under the Agreement, the Funds reimburse the Adviser for certain fees paid to intermediaries who provide shareholder administrative and/or sub-transfer agency services to the Funds. The amount to be reimbursed will not exceed 0.25% of the average daily net assets held by such intermediaries. The amounts incurred and payable to the Adviser during the period January 1, 2026, through June 30, 2026, are as follows:
Fund	Shareholder services plan fees	Accrued shareholder services plan fees
Emerging Markets Growth Fund	$746,360	$277,164
Small Cap Growth Fund	124,878	49,913
Certain officers of the Trust are also officers of DCM. The Funds pay a portion of the Chief Compliance Officer’s total compensation. No other officers received compensation from the Funds during the period January 1, 2026, through June 30, 2026. The Independent Trustees are compensated for their services to the Trust and such compensation is reflected as Trustees’ fees in the Statements of Operations.
The Northern Trust Company (“Northern”) serves as fund accounting and administration services provider and transfer agent for the Funds. Under the terms of the Fund Administration and Accounting Services Agreement, Northern is entitled to receive fees, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.0175% and 0.045% of average daily net assets. For its services as Transfer Agent, Northern receives a fee, computed daily and payable monthly, based upon the average daily net assets of each Fund. The fees, excluding out of pocket expenses, range between 0.002% and 0.0175% of average daily net assets of each Fund.
D. INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding derivatives, short term securities and U.S. government obligations) for the six months ended June 30, 2026 were as follows:
Fund	Purchases	Sales
Emerging Markets Growth Fund	$2,552,053,254	$2,928,232,831
Emerging Markets Small Cap Growth Fund	81,378,695	83,982,721
Global Fund	46,083,779	42,422,891
International Small Cap Growth Fund	155,583,872	215,574,210
International Developed Equity Fund	1,758,688	1,744,196
Micro Cap Growth Fund	295,712,746	300,244,978
Small Cap Growth Fund	1,069,427,958	957,975,805
Small/Mid Cap Growth Fund	77,418,917	73,180,802
The Funds had no purchases and sales of U.S. government obligations for the six month period January 1, 2026, through June 30, 2026.

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

E. CAPITAL SHARE TRANSACTIONS
For the six-month period ended June 30, 2026, and the year ended December 31, 2025, transactions in capital shares (authorized shares unlimited) were as follows:
	Emerging Markets Growth Fund		Emerging Markets Small Cap Growth Fund		Global Fund
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Fund
Shares issued	—	—	465,015	524,546	474,788	367,238
Shares reinvested	—	—	—	105,941	—	142,428
Shares redeemed	—	—	(451,485)	(1,103,594)	(149,244)	(235,158)
Net increase (decrease)	—	—	13,530	(473,107)	325,544	274,508
Investor Class
Shares issued	725,571	1,495,732	—	—	—	—
Shares reinvested	—	214,658	—	—	—	—
Shares redeemed	(1,646,765)	(4,188,521)	—	—	—	—
Net increase (decrease)	(921,194)	(2,478,131)	—	—	—	—
Institutional Class
Shares issued	7,818,024	17,372,939	—	—	—	—
Shares reinvested	—	1,285,715	—	—	—	—
Shares redeemed	(10,573,687)	(14,323,344)	—	—	—	—
Net increase (decrease)	(2,755,663)	4,335,310	—	—	—	—
Total net increase (decrease)	(3,676,857)	1,857,179	—	—	—	—

	International Small Cap Growth Fund		International Developed Equity Fund		Micro Cap Growth Fund
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Fund
Shares issued	1,808,426	8,534,428	20,275	120,550	1,808,113	8,519,184
Shares reinvested	—	297,551	—	4,541	—	2,988,929
Shares redeemed	(6,984,966)	(5,265,409)	(26,944)	(20,854)	(1,723,526)	(5,183,290)
Net increase (decrease)	(5,176,540)	3,566,570	(6,669)	104,237	84,587	6,324,823
Investor Class
Shares issued	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Institutional Class
Shares issued	—	—	—	—	—	—
Shares reinvested	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—
Net increase (decrease)	—	—	—	—	—	—
Total net increase (decrease)	—	—	—	—	—	—

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

	Small Cap Growth Fund		Small/Mid Cap Growth Fund
	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025
Fund
Shares issued	—	—	517,726	1,844,205
Shares reinvested	—	—	—	15,655
Shares redeemed	—	—	(238,127)	(802,562)
Net increase (decrease)	—	—	279,599	1,057,298
Investor Class
Shares issued	2,012,953	1,259,036	—	—
Shares reinvested	—	8,088	—	—
Shares redeemed	(672,369)	(3,147,017)	—	—
Net increase (decrease)	1,340,584	(1,879,893)	—	—
Institutional Class
Shares issued	8,082,454	15,397,171	—	—
Shares reinvested	—	159,565	—	—
Shares redeemed	(3,995,997)	(14,233,103)	—	—
Net increase (decrease)	4,086,457	1,323,633	—	—
Total net increase (decrease)	5,427,041	(556,260)	—	—
F. RESTRICTED SECURITIES
Restricted securities are securities that are not registered for sale under the Securities Act of 1933, as amended, or applicable foreign law and that may be resold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At June 30, 2026, the Funds held restricted securities as denoted on the Schedules of Investments.
G. LINE OF CREDIT
The Funds obtained a committed line of credit in the amount of $50,000,000. The line of credit is available primarily to meet large, unexpected shareholder redemptions subject to certain restrictions. Interest is charged at a rate per annum equal to the Federal Funds Rate in effect at the time of the borrowings plus 1.5% or 1.75%, whichever is greater. There is a commitment fee of 0.10% of the excess of the $50,000,000 committed amount over the sum of the average daily balance of any loans, which is allocated amongst the Funds based on average net assets. The credit agreement will expire on March 17, 2027, but negotiations have commenced to renew it on similar terms for another year. The International Small Cap Growth Fund utilized the line of credit from May 29, 2026 to June 1, 2026. During this period the average daily loan balance outstanding on days where borrowings existed was $24,000,000 and the weighted average interest rate was 5.12%. The interest expense, which is included on the Statements of Operations, was $10,240.
H. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.
I. REDEMPTION FEES
The Driehaus Micro Cap Growth Fund will charge a redemption fee of 2.00% of the redemption amount for shares redeemed within 60 days of purchase. The Board of Trustees of the Funds eliminated the 2.00% redemption fee previously applicable to shareholders of: (i) the Driehaus Emerging Markets Growth Fund, effective February 1, 2023; and (ii) the Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Global Fund, Driehaus International Small Cap Growth Fund, Driehaus Small Cap Growth Fund and the Driehaus Small/Mid Cap Growth Fund, effective October 6,

Driehaus Mutual Funds
Notes to Financial Statements (unaudited) — (Continued)

2023, who sold their shares within 60 days of purchase. Assessed redemption fees are recorded in paid-in capital and reflected in the Statements of Changes in Net Assets. The Funds had no redemption fees for the period January 1, 2026 through June 30, 2026.
J. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.

Shareholder Information (unaudited)

TAX INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2025
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The Funds designate the following amounts as a long-term capital gain distribution:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
$—	$—	$5,753,357	$—

International Developed Equity Fund	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
$31,133	$53,024,007	$—	$—
For taxable non-corporate shareholders, the following percentages of income represent qualified dividend income subject to the 15% rate category:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
71.69%	29.95%	24.68%	100.00%

International Developed Equity Fund	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
100.00%	13.96%	37.02%	33.24%
For corporate shareholders, the following percentages of income and short-term capital gains qualified for the dividends-received deduction:
Emerging Markets Growth Fund	Emerging Markets Small Cap Growth Fund	Global Fund	International Small Cap Growth Fund
1.84%	—%	8.64%	—%

International Developed Equity Fund	Micro Cap Growth Fund	Small Cap Growth Fund	Small/Mid Cap Growth Fund
—%	12.24%	27.34%	28.23%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations of the Annual Financial Statements.
Except for a portion of the CCO’s compensation, the Funds do not pay any remuneration to their officers. The aggregate remuneration paid to the Funds’ Chief Compliance Officer by the Funds is reported within the “Miscellaneous” line item on the Statement of Operations of the Annual Financial Statements.
The aggregate remuneration paid to Driehaus Capital Management LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Investment advisory fees” on the Statement of Operations of the Annual Financial Statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid to the trustees (all of whom are independent) by each Fund is reported as “Trustees fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Except for a portion of the CCO’s compensation, the Funds do not pay any remuneration to their officers. The aggregate remuneration paid to the Funds’ Chief Compliance Officer by the Funds is reported within the “Miscellaneous” line item on the Statement of Operations under Item 7 of this Form N-CSR.

The aggregate remuneration paid to Driehaus Capital Management LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, is reported as “Investment advisory fees” on the Statement of Operations in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits

(a)(1) Not applicable to this reporting period.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Driehaus Mutual Funds

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Stephen T. Weber
Stephen T. Weber, President
(principal executive officer)

Date	August 31, 2026

By (Signature and Title)	/s/ Robert M. Kurinsky
Robert M. Kurinsky, Vice President and Treasurer
(principal financial officer)

Date	August 31, 2026